As filed with the Securities and Exchange	Registration No. 333-52358
Commission on April 12, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 4	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York
(Name of Depositor)

1000 Woodbury Road.
Woodbury, NY 11797
(Address of Depositor's Principal Executive Offices) (Zip Code)

1-800-233-1351
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2004, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

SELECTHLIFE NY II
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by
ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

The Policy	The Fund Families
Is issued by ReliaStar Life Insurance Company of New York.	Funds from the following fund families are available through the policy.
Is returnable by you during the free look period if you are not satisfied.
Premium Payments
Are flexible, so the premium amount and frequency may vary.	AIM Variable Insurance Funds
Are allocated to the variable account and the fixed account, based on your instructions.
Alger American Funds
Are subject to specified fees and charges.	American Funds Insurance Series
The Policy Value
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Fidelity® Variable Insurance Products Funds
Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.	ING Investors Trust
ING Partners, Inc.
Has a minimum guaranteed rate of return for amounts in the fixed account.	ING VP Portfolios
Is subject to specified fees and charges, including possible surrender charges.	ING Variable Products Trust
Death Benefit Proceeds
Are paid if your policy is in force when the insured person dies.	Janus Aspen Series
Are calculated under your choice of options:	Neuberger Berman Advisers Management Trust
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or
PIMCO Advisors VIT

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A.
Pioneer Variable Contracts Trust
Putnam Variable Trust
Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
This prospectus describes what you should know before purchasing the SelectHLife NY II variable universal life insurance policy. Please read it carefully and keep it for future reference.

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is May 1, 2004.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Special Features and Benefits ...........................	38
The Policy's Features and Benefits ...............	3	Termination of Coverage ................................	44
Factors You Should Consider Before		TAX CONSIDERATIONS ............................	45
Purchasing a Policy ............................	6	Tax Status of the Company ..............................	45
Fees and Charges ....................................	8	Tax Status of the Policy .................................	46
THE COMPANY, THE FIXED ACCOUNT		Diversification and Investor Control Requirements .	46
AND THE VARIABLE ACCOUNT ......	17	Tax Treatment of Policy Death Benefits ..............	47
ReliaStar Life Insurance Company of New		Distributions Other than Death Benefits ...............	47
York ............................................................	17	Other Tax Matters ........................................	49
The Investment Options ............................	17	ADDITIONAL INFORMATION ....................	51
DETAILED INFORMATION ABOUT THE		General Policy Provisions ...............................	51
POLICY ........................................	20	Trading - Industry Developments .............................	58
Purchasing a Policy .................................	20	Legal Proceedings ........................................	58
Fees and Charges ....................................	23	Financial Statements .....................................	59
Death Benefits .......................................	27	APPENDIX A ............................................	A-1
Additional Insurance Benefits .....................	32	APPENDIX B ..........................................................	B-1
Policy Value ..........................................	36	MORE INFORMATION IS AVAILABLE...........	Back Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	20	Policy Date ...................................	20
Fixed Account ...............................	4	Policy Value .................................	36
Fixed Account Value ........................	17	Segment or Coverage Segment................	28
Loan Account ................................	38	Surrender Value .............................	4
Loan Account Value ........................	38	Valuation Date ..............................	36
Monthly Processing Date ..................	24	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	36

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company of New York. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5033 2001 21st Avenue N.W. Minot, North Dakota 58703 1-877-253-5050 www.servicecenter@reliastar.com

2 - SelectHLife NY II

POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 21.	You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 22.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look period is generally ten days from your receipt of the policy.
During the free look period, your net premium will be allocated to the sub-account which invests in the Fidelity® VIP Money Market Portfolio.
Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.
Temporary Insurance See Temporary Insurance, page 22.	If you pay the minimum initial premium and qualify, we may issue temporary insurance coverage.
If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage is $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.
Death Benefits See Death Benefits, page 27.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
You may choose between one of two death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.

After age 100, the base death benefit under either option will be the policy value.
We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

SelectHLife NY II - 3

Death Benefit Guarantees See Death Benefit Guarantees, page 31.

    Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has two guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges, when due:

    The basic death benefit guarantee is standard on every policy. The basic death benefit guarantee period expires after five policy years. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

    The extended death benefit guarantee is standard on every policy. Your policy will specify the extended death benefit guarantee period. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of extended death benefit guarantee premium payments to the next monthly processing date. There is no charge for this guarantee.

Rider Benefits See Additional Insurance Benefits, page 32.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 17.	You may allocate your net premiums to the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 4.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 4.00%.
Transfers See Transfers, page 39.

    You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year.
Asset Allocation Programs See Dollar Cost Averaging, page 40. See Automatic Rebalancing, page 41.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

You cannot participate in the automatic rebalancing and dollar cost averaging programs at the same time.
There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
4 - SelectHLife NY II

Loans See Loans, page 38.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
A loan must be at least $500 and may not exceed 100% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate of 4.00%.
We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 5.66%.

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 3.85% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 42.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow only one partial withdrawal each policy year.
A partial withdrawal must be at least $500.
In policy years two through ten you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and policy value.
Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 44.	You may surrender your policy for its surrender value at any time before the death of the insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan account value and unpaid fees and charges.

    Surrender charges apply for ten policy years and for ten years after each increase in your insurance coverage. The surrender charges decrease uniformly each month to zero at the end of the tenth policy or segment year.

    The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
If the surrender charge exceeds the policy value minus the loan account value and unpaid fees and charges, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.
Reinstatement See Reinstatement, page 45.	You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
You will need to pay the required reinstatement premium.
If the extended death benefit guarantee lapses, it cannot be reinstated.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.

SelectHLife NY II- 5

Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 23.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 44.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.
Investment Risk See The Variable Account, page 18.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the sub-accounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 4.00%.
6 - SelectHLife NY II

Exchanges See Purchasing a Policy, page 20.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 45.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative for information about these other products.

SelectHLife NY II - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Fees and Charges - Transaction Fees and Charges, page 23.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	4.75% of each premium payment made in policy years 1 - 10, and lower thereafter - current.
6.00% of each premium payment made in policy years 1 - 10, and lower thereafter - guaranteed.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$10 - current.
$25 - maximum.
Surrender Charge[1]	Deducted when you surrender or lapse your policy during the first ten policy years (or ten years from an increase in your insurance coverage).	Minimum rates - $1.98 per $1,000 of insurance coverage.
Maximum rates - $25.57 per $1,000 of insurance coverage.
Rates for a representative insured person - $7.81 per $1,000 of insurance coverage. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Transfer Charge	Deducted each time you make a transfer between investment options.	$0 - current.
$25 - maximum.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$0 - current.
$50 - maximum.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$0 - current.
$50 - maximum.
Accelerated Death Benefit Charge	On the date the acceleration request is processed.	$300 per acceleration request.
[1]

  The rates shown are for the first policy year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The surrender charge decreases uniformly each month to zero at the end of the tenth policy or segment year.

8 - SelectHLife NY II

  Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges, page 24.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Minimum Rates per $1,000 of insurance coverage -
$0.01 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$1.88 - current.
$15.82 - guaranteed.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.03 - current.
$0.19 - guaranteed.
The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Administrative Charge	On the monthly processing date.

  $7.50 - current.

  The product of $5 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985 - guaranteed.

Monthly Amount Charge[2]	On the monthly processing date during the first ten policy years or the (or for ten years following an increase in your insurance coverage).	Minimum rates - $0.10 per $1,000 of insurance coverage.
Maximum rates - $3.86 per $1,000 of insurance coverage.
Rates for a representative insured person - $0.26 per $1,000 of insurance coverage. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Monthly Variable Accumulation Value Charge[3]	On the monthly processing date.	0.03% (0.40% annually) of variable account value - current.
0.05% (0.60% annually) of variable account value - guaranteed.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	5.66% annually of the amount held in the loan account for non-preferred loans.
3.85% annually of the amount held in the loan account for preferred loans.

[2]

  The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue (and age on the effective date of an increase in your insurance coverage for the monthly amount charge), gender and risk class and the cost of insurance charges generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

  The current monthly variable accumulation value charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Monthly Variable Accumulation Value Charge, page 26 for the monthly rate without rounding.

SelectHLife NY II - 9
Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Fees and Charges - Optional Rider Fees and Charges, page 26.
Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider[4]	On the monthly processing date.	Minimum Rates - $0.07 per $1,000 of rider benefit.
Maximum Rates - $0.11 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Additional Insured Rider[4]	On the monthly processing date.	Minimum Rates - $0.08 per $1,000 of rider benefit.
Maximum Rates - $1.91 per $1,000 of rider benefit.
Rates for a representative additional insured person - $0.16 per $1,000 of rider benefit. The representative additional insured person is a female, age 35 in the preferred no tobacco risk class.
Term Insurance Rider[4]	On the monthly processing date to age 80.	Cost of Insurance Charge Rates -
Minimum Rates per $1,000 of rider benefit -
$0.01 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$0.67 - current.
$4.66 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.03 - current.
$0.19- guaranteed.
The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Monthly Amount Charge Rates -
Minimum Rates - $0.03 per $1,000 of rider benefit.
Maximum Rates - $1.66 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Total Disability Specified Premium Rider[4]	On the monthly processing date.	Minimum Rates - $0.04 per $1 of the specified amount of premium.
Maximum Rates - $0.17 per $1 of the specified amount of premium.
Rates for a representative insured person - $0.05 per $1 of the specified amount of premium. The representative insured person is a male, age 40 in the preferred no tobacco risk class.

10 - SelectHLife NY II

Optional Rider Fees and Charges, continued
Rider	When Deducted	Amount Deducted
Waiver of Monthly Deduction Rider[4]	On the monthly processing date.	Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.
Maximum Rates - $0.48 per $1 of the periodic fees and charges due each month.
Rates for a representative insured person - $0.06 per $1 of the periodic fees and charges due each month. The representative insured person is a male, age 40 in the preferred no tobacco risk class.

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

  Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund. See also Fees and Charges - Fund Fees and Expenses, page 27.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses[5]	0.28%	2.40%
Total Net Annual Fund Expenses[5,6]	0.28%	1.34%

[5]	Total annual fund expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

  The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of all of the funds available through the policy, 19 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

SelectHLife NY II - 11

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fees and Charges - Fund Fees and Expenses, page 27. The following figures are a percentage of the average net assets of each fund as of December 31, 2003.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I Shares) [2]	0.85%	--	0.45%	1.30%	--	1.30%
Alger American Growth Portfolio (Class O Shares)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O Shares)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O Shares)	0.80%	--	0.13%	0.93%	--	0.93%
Alger American Small Capitalization Portfolio (Class O Shares)	0.85%	--	0.12%	0.97%	--	0.97%
American Funds Insurance Series - Growth Fund (Class 2)	0.37%	0.25%	0.02%	0.64%	N/A	0.64%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.33%	0.25%	0.01%	0.59%	N/A	0.59%
American Funds Insurance Series - International Fund (Class 2)	0.57%	0.25%	0.06%	0.88%	N/A	0.88%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.48%	--	0.09%	0.57%	--	0.57%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.11%	0.69%	--	0.69%
Fidelity® VIP Index 500 Portfolio (Initial Class) [3]	0.24%	--	0.10%	0.34%	--	0.34%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.11%	0.54%	--	0.54%
Fidelity® VIP Money Market Portfolio (Initial Class)	0.20%	--	0.09%	0.29%	--	0.29%
ING Hard Assets Portfolio (Class I) [4,5,6]	0.68%	--	0.01%	0.69%	--	0.69%
ING JPMorgan Small Cap Equity Portfolio (Class I) [4,5,7,8]	0.90%	--	--	0.90%	--	0.90%
ING Legg Mason Value Portfolio (Class I) [4,5,7,8]	0.81%	--	--	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [9,10]	0.27%	--	0.26%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [4,5,7]	0.27%	--	0.01%	0.28%	--	0.28%
ING MFS Mid Cap Growth Portfolio (Class S) [9,10,11,12]	0.64%	--	0.26%	0.90%	--	0.90%
ING MFS Total Return Portfolio (Class I) [4,5,6,8,13]	0.64%	--	0.01%	0.65%	--	0.65%
ING Mercury Focus Value Portfolio (Class I) [4,5,7]	0.80%	--	--	0.80%	--	0.80%
ING Salomon Brothers Investors Portfolio (Class I) [4,5,6]	0.75%	--	--	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [4,5,14]	0.27%	--	0.01%	0.28%	--	0.28%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [4,5,6,8]	0.68%	--	0.01%	0.69%	--	0.69%
12 - SelectHLife NY II

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Van Kampen Equity Growth Portfolio (Class I) [4,5,7]	0.65%	--	0.02%	0.67%	--	0.67%
ING Van Kampen Real Estate Portfolio (Class I) [4,5,6]	0.68%	--	--	0.68%	--	0.68%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING UBS U.S. Allocation Portfolio (Initial Class) [15]	0.85%	--	0.20%	1.05%	--	1.05%
ING Van Kampen Comstock Portfolio (Initial Class) [16]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING VP Bond Portfolio (Class I) *, 17	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus LargeCap Portfolio (Class I) *, 17, 18	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio (Class I) *, 17, 18	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio (Class I) *, 17, 18	0.40%	--	0.16%	0.56%	--	0.56%
ING VP Disciplined LargeCap Portfolio (Class I) *, 19, 20, 21	0.75%	--	0.71%	1.46%	0.56%	0.90%
ING VP High Yield Bond Portfolio (Class I) *, 19, 20, 21	0.75%	--	0.49%	1.24%	0.43%	0.81%
ING VP International Value Portfolio (Class I) *, 19, 20, 21	1.00%	--	0.45%	1.45%	0.45%	1.00%
ING VP MagnaCap Portfolio (Class I) **, 19, 20, 21, 22	0.75%	--	0.39%	1.14%	0.24%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) *, 19, 20, 21,	0.75%	--	0.46%	1.21%	0.31%	0.90%
ING VP SmallCap Opportunities Portfolio (Class I) *, 19, 20, 21	0.75%	--	0.32%	1.07%	0.17%	0.90%
Janus Aspen Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen International Growth Portfolio (Institutional Shares)	0.65%	--	0.11%	0.76%	--	0.76%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	0.65%	--	0.06%	0.71%	--	0.71%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [23]	0.65%	--	0.09%	0.74%	--	0.74%
Neuberger Berman AMT Partners Portfolio (Class I) [23]	0.83%	--	0.07%	0.90%	--	0.90%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [23,24]	0.85%	--	1.45%	2.30%	0.96%	1.34%
OpCap Equity Portfolio [25]	0.80%	--	0.20%	1.00%	--	1.00%
OpCap Global Equity Portfolio [25]	0.80%	--	0.47%	1.27%	0.01%	1.26%
OpCap Managed Portfolio [25]	0.80%	--	0.13%	0.93%	--	0.93%
OpCap Small Cap Portfolio [25]	0.80%	--	0.13%	0.93%	--	0.93%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%
Pioneer Small Cap Value VCT Portfolio (Class I) [26]	0.75%	--	1.65%	2.40%	1.15%	1.25%
Putnam VT Growth and Income Fund (Class IA Shares)	0.48%	--	0.05%	0.53%	N/A	0.53%
Putnam VT New Opportunities Fund (Class IA Shares)	0.59%	--	0.08%	0.67%	N/A	0.67%
SelectHLife NY II - 13
Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Putnam VT Small Cap Value Fund (Class IA Shares)	0.79%	--	0.12%	0.91%	N/A	0.91%
Putnam VT Voyager Fund (Class IA Shares)	0.55%	--	0.07%	0.62%	N/A	0.62%

*	Effective April 30, 2004, the name of the class of shares for this fund changed from Class R to Class I; however, Class I shares will not be available for investment until May 3, 2004.

1

  We may receive compensation from each of the funds or their affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in this Fund Expense Table and do not increase, directly or indirectly, the fees and expenses shown below. See Fees and Charges- Fund Fees and Expenses on page 27 for additional information.

2

  The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2005.

3

  The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commission and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. The arrangement can be discontinued by the fund's manager at any time.

4

  The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.

5

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

6

  Because the Class I Shares of these Portfolios had not had a full year's performance during the fiscal year ended December 31, 2003, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

7

  Because the Class I Shares of these Portfolios had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

8

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.89% for ING JPMorgan Small Cap Equity, 0.80% for ING Legg Mason Value, 0.64% for ING MFS Total Return and 0.68% for ING T. Rowe Price Capital Appreciation Portfolios. This arrangement may be discontinued at any time.

9

  The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Services Fee of 0.25%.

10

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

11

  A portion of the brokerage commissions that the Portfolios pay is used to reduce the Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.86%. This arrangement may be discontinued at any time.

14 - SelectHLife NY II

12

  DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including this waiver, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.89%. This arrangement may be discontinued by DSI at any time.

13

  DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including this waiver, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.65%. This arrangement may be discontinued by DSI at any time.

14	Because the Portfolio is new, expenses, shown above, are estimated.

15	Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.

16

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the Total Net Fund Annual Operating Expenses for this Portfolio shall not exceed 0.88% through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 0.95%.

17

  The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

18

  ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit for each Portfolio is shown as "Net Annual Fund Operating Expenses" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

19

  The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

20

  ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

21

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the above table. For each Portfolio except ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

22

  Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

23

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Limited Maturity Bond and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond and Partners Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

24

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

25

  Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2014.

26

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

SelectHLife NY II - 15
How the Policy Works
Your Premium You make a premium payment.
		_________________►	We deduct from each premium payment:
Premium Expense Charge.

	Net Premium We allocate the net premium to the investment options you choose.	◄____________________

▼	▼
Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in sub-accounts of the variable account. The sub-accounts invest in the funds.		The funds deduct:
		__________►	Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
		____►	Partial Withdrawal Fee.
	▼		Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.			Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.
▲ | ▼

	Loan Account Amount set aside as collateral for policy loans.	____►	We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
	▲		Administrative Charge.
Monthly Amount Charge.
Monthly Variable Accumulation Value Charge.
▼
Interest Credited We credit interest on the amount held in the loan account.		Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.
____►

16 - SelectHLife NY II

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company of New York
We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We are a wholly owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 4.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

SelectHLife NY II - 17

  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table beginning on page 12 for fund expense information.

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

18 - SelectHLife NY II

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
Eliminate sub-accounts;
Combine two or more sub-accounts;
Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a sub-account to new investments.

SelectHLife NY II - 19

  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

  Important Information Regarding the ING VP Growth Opportunities and ING VP Growth + Value Portfolios. On April 16, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios were closed to new investors and to new investments by existing investors. Effective April 17, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios merged into and become part of the ING VP MidCap Opportunities Portfolio. Because of this merger, your investment in the ING VP Growth Opportunities and ING Growth + Value Portfolios became an investment in the ING VP MidCap Opportunities Portfolio with an equal total net asset value. Because of the merger you have an opportunity to participate in a larger fund with similar investment objectives and strategies.

There is and will be no further disclosure regarding the ING VP Growth Opportunities and ING VP Growth + Value Portfolios in this and future prospectuses of the policy.
DETAILED INFORMATION ABOUT THE POLICY
This prospectus describes our SelectHLife NY II variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.
Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your insurance coverage (which generally must be at least $100,000);
Your initial death benefit option; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

  On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 85. "Age" under the policy means the insured person's age nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.

20 - SelectHLife NY II

Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

    We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering, page 54.
After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the basic death benefit guarantee period. See Death Benefit Guarantees - Basic Death Benefit Guarantee, page 31. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the basic death benefit guarantee period. You may need to pay more than the minimum premium to keep the extended death benefit guarantee in force. See Death Benefit Guarantees - Extended Death Benefit Guarantee, page 32.

  Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Termination of Coverage - Lapse, page 44.

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Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.
We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium in the sub-account which invests in the Fidelity® VIP Money Market Portfolio on the valuation date next following your policy date. We later transfer the amount held in this sub-account to the fixed account and your selected sub-accounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

  All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

Free Look Period

  During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is ten days from your receipt of the policy.

If you return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.
Temporary Insurance
In the policy form temporary insurance is referred to as "Conditional Receipt."

  If you pay the minimum initial premium and qualify, we may issue you temporary insurance. If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;
We determine that, as of the date of the required medical examinations and tests, the insured person is insurable for the amount and plan applied for;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.

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  During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium, page 22.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

  Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is currently 4.75% of each premium payment during the first ten policy years and 4.00% thereafter. This charge is guaranteed not to exceed 6.00% of each premium payment during the first ten policy years and 5.00% thereafter.

This charge helps offset:
The expenses we incur in selling the policy;
The costs of various state and local taxes; and
The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:
Surrender your policy; or
Allow your policy to lapse.

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The amount of the surrender charge depends on the surrender charge rates.

  When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. The surrender charge decreases uniformly each month to zero at the end of the tenth policy or segment year. See Death Benefits - Changes in the Amount of Your Insurance Coverage, page 28. Surrender charge rates will not exceed $25.57 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Fees and Charges - Transaction Fees and Charges table, page 8, for the minimum and maximum surrender charge rates and the rates for a representative insured person.

  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

  Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers between investment options.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.
Periodic Fees and Charges
In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

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  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 4.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

  Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the sub-accounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

  Administrative Charge. The monthly administrative charge is currently $7.50 and is guaranteed not to exceed the product of $5 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985. The administrative charge helps compensate us for the costs associated with administering the policies.

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  Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the insured person's gender, risk class, amount of insurance coverage and age on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table, page 9, for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

  The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents' commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

  Monthly Variable Accumulation Value Charge. The monthly variable accumulation value charge is currently 0.0333% (0.40% annually) of your variable account value (guaranteed not to exceed 0.05% (0.60% annually)). This charge helps compensate us for the mortality and expense risks we assume when we issue a policy.

Optional Rider Fees and Charges

  There may be separate fees and charges for optional rider benefits. See the Fees and Charges - Optional Rider Fees and Charges table, page 10, and the Additional Insurance Benefits - Optional Rider Benefits section, page 32, for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

  Each fund deducts management fees from the amounts invested in the fund. In addition, certain funds deduct a distribution or 12b-1 fee which is used to finance any activity that is primarily intended to result in the sale of fund shares, and certain funds deduct a service fee which is used to compensate service providers for administrative and policy owner services provided on behalf of the funds. A fund's management fees, distribution (12b-1) fees, as applicable, and other expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fund Expense Table on page 12 for details about each fund's management fees, distribution (12b-1) fees, other expenses and total annual fund expenses.

  In addition to the fees and charges shown in the Fund Expense Table, we may, from time to time, receive other compensation from the funds or their affiliates. For example, the funds or their affiliates may make cash payments or provide expense reimbursements to us as an incentive for us to include the funds among the investment options available under the policy and to provide certain services to policy owners that relate to the investment options. More specifically, we may receive compensation from the investment advisers, administrators or distributors of the funds in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors of the funds. It is anticipated that such compensation will be based on assets of the particular funds attributable to the policy. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant. The payments and expense reimbursements made to us by the funds do not increase, directly or indirectly, the expenses shown in the Fund Expense Table.

For a more complete description of the funds' fees and expenses, see each fund's prospectus.
Death Benefits

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $100,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."

  You can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. The term insurance rider provides the term insurance element of your coverage.

  It may be to your economic advantage to include part of your insurance coverage under the term insurance rider. The term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under the term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the insured person.

SelectHLife NY II - 27

Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first two policy years. The change will be effective on the next monthly processing date after we receive your written request.

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 85.

  A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:
A new surrender charge;
New cost of insurance charges, guaranteed and current;
A new monthly amount charge;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.
You may not decrease the amount of your insurance coverage below $100,000. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:
From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Decreases in insurance coverage may result in:
A shortened extended death benefit guarantee period if the term insurance rider is attached;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.
Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

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  We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 47.

Death Benefit Qualification Test

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

  The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

Death Benefit Options	In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A" and death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B."
There are two death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

  Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

  Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

After age 100, the base death benefit under either option will generally be your policy value.

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  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 to Option 2 and from death benefit Option 2 to Option 1.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

  If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the term insurance rider to your policy. See Optional Rider Benefits - Term Insurance Rider, page 33.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

  After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.

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The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantees
The policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.
In general, the two most significant benefits of the death benefit guarantees are:

    During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the basic death benefit guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

    To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the extended death benefit guarantee may be necessary in later policy years to avoid lapse of the policy.

  Basic Death Benefit Guarantee. The basic death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse for five years, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

You should consider the following factors in relation to the basic death benefit guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Purchasing a Policy - Premium Payments, page 21);
The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the basic death benefit guarantee by doing so; and
Even if the basic death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 44).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the basic death benefit guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the basic death benefit guarantee will terminate.

  You may reinstate the basic death benefit guarantee during the first five policy years, provided that you pay additional premium equal to the sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date.

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The amount necessary to reinstate the basic death benefit guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

  Extended Death Benefit Guarantee. The extended death benefit guarantee provides a guarantee that your policy will not lapse before the end of the period shown in your policy provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of extended death benefit guarantee premium payments to the next monthly processing date. The extended death benefit guarantee period depends on the insured person's age, gender, risk class and rider benefits. There is no charge for this guarantee.

You should consider the following factors in relation to the extended death benefit guarantee:
The minimum premium for this guarantee will be set forth in your policy.
The minimum premium for this guarantee is based on monthly rates that vary according to the insured person's gender, risk class and age; and
Even if the extended death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 44).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the extended death benefit guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment by the next monthly processing date, the extended death benefit guarantee will terminate. If this rider terminates, it cannot be reinstated.

Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

  The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See TAX CONSIDERATIONS - Modified Endowment Contracts, page 47.

  Accidental Death Benefit Rider. The accidental death benefit rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

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You should consider the following factors when deciding whether to add the accidental death benefit rider to your policy:
Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
You can decrease the amount of coverage under this rider after the second policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 10);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

  Additional Insured Rider. The additional insured rider provides ten-year guaranteed level premium and level term coverage on the insured person or the insured person's spouse or children. You may add this rider after your policy is issued.

You should consider the following factors when deciding whether to add the additional insured rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 10);
The policy's monthly amount charge applies to coverage under this rider; and
This rider does not have a surrender charge.

  Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

  Term Insurance Rider. The term insurance rider provides an additional level term insurance benefit if the insured person dies before age 80. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the term insurance rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are expected to be the same as those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 10);
The monthly amount charge rates for this rider will be lower than those for the base policy;
This rider does not have a surrender charge; and
The rider will shorten the extended death benefit guarantee period of the base policy.
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  Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability at the insured person's age 80 or anytime your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Surrender charges will not apply to this new coverage segment of the base policy.

The cost of insurance and monthly amount charge rates for this new coverage segment will be based on the age, sex, risk class and effective date of the term rider.

  Total Disability Specified Premium Rider. Subject to certain limits, the total disability specified premium rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider.

You should consider the following factors when deciding whether to add the total disability specified premium rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 10); and
You may not increase your insurance coverage while benefits are being paid under the terms of this rider.
Your policy may contain either the total disability specified premium rider or the waiver of monthly deduction rider, but not both.

  Waiver of Monthly Deduction Rider. Subject to certain limits, the waiver of monthly deduction rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the waiver of monthly deduction rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 10); and
If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2.
Your policy may contain either the waiver of monthly deduction rider or the total disability specified premium rider, but not both.
Automatic Rider Benefits

  The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Fees and Charges - Optional Rider Fees and Charges table, page 10, and Other Tax Matters - Accelerated Death Benefit Rider, page 49.

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  Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
We assess an administrative charge of up to $300 when we pay the accelerated benefit (see the Fees and Charges - Transaction Fees and Charges table, page 8);
When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

    Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force which are not paid by you will be added to the lien; and

There may be tax consequences to requesting payment under this rider, and you should consult with a competent tax adviser for further information.

  Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

  Cost of Living Rider. The cost of living rider provides optional increases in the amount of insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

    On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased waiver of monthly deduction rider benefit, if applicable;

The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

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Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the sub-accounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account, page 17.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

  Determining Values in the Sub-Accounts. The value of the amount invested in each sub-account is measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value.

  The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each variable investment option varies with the investment performance of its underlying fund. It reflects:

Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.

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We redeem accumulation units:
When amounts are transferred from a sub-account (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the sub-accounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

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Loan Account Value
In the policy form the "loan account value" is referred to as the "Loan Amount."

  When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus unpaid interest. See Special Features and Benefits - Loans, page 38.

Special Features and Benefits
Loans

  You may borrow money from us at any time after the first policy year, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 100% of the surrender value of your policy.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 4.00%. Interest we credit is allocated to the sub-accounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 5.66%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 3.85% for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.
Loans with this reduced interest rate are preferred loans.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

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  Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;

    A loan may cause the termination of the death benefit guarantees because we deduct your loan account value from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 47.

  We reserve the right to allow borrowing during the first policy year for policies issued pursuant to an exchange of policy values from another life insurance policy under Section 1035(a) of the Internal Revenue Code, as amended.

Transfers

  You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Premium Payments - Allocation of Net Premium, page 22);
We reserve the right to limit you to 12 transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

  Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

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Transfers from the fixed account to the sub-accounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000 and the amount of your insurance coverage is at least $100,000 you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the sub-accounts to one or more of the other sub-accounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any sub-account is more than the variable account value in that sub-account.

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Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000 and the amount of your insurance coverage is at least $100,000 you may elect automatic rebalancing.

  Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

  Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.
Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.
We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
Exceeds our then-current monitoring standard for excessive trading;
Is identified as problematic by an underlying fund;
Is determined, in our sole discretion, to be not in the best interests of other policy owners; or
Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

SelectHLife NY II - 41

  Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, e-mail and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our excessive trading policy at any time, without prior notice and in our sole discretion, based on, among other factors, the best interests of policy owners, fund investors, fund management considerations and state or federal regulatory developments.

  We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions may include:

Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.
The Company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

  Conversion to a Guaranteed Policy. You may permanently convert all or part of your policy to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500. In policy years two through ten you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee, page 24.

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  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.

  Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Periodic Fees and Charges - Cost of Insurance, page 25.

If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $100,000.
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See TAX CONSIDERATIONS - Tax Status of the Policy, page 46.
Paid-Up Life Insurance

  You may elect, at any time before the insured person's age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:
The surrender value is transferred to the fixed account;
You cannot pay additional premiums;
You cannot take any partial withdrawals; and
We will not deduct any further periodic fees and charges.
Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See TAX CONSIDERATIONS - Tax Status of the Policy, page 46.

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Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender
In the policy form the "surrender value" is referred to as the "Cash Surrender Value."

  You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan account value and unpaid fees and charges.

You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 47.
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan account value and periodic fees and charges owed.

  During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic death benefit guarantee) for the policy not to lapse.

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If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 47.
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed basic death benefit guarantee cannot be reinstated after the fifth policy year. A lapsed extended death benefit guarantee cannot be reinstated.

  A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a competent adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See TAX CONSIDERATIONS - Distributions Other Than Death Benefits - Modified Endowment Contracts, page 47.

TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

SelectHLife NY II - 45

  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

  We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits, page 47.

Diversification and Investor Control Requirements

  In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

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  Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

  The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

SelectHLife NY II - 47

  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

    All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

    Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

    A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first fifteen policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

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Other Tax Matters
Policy Loans

  In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

  We believe that payments under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Automatic Rider Benefits - Accelerated Death Benefit Rider, page 35, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

  The tax consequences of continuing the policy after the insured person reaches age 95 are unclear. For example, in certain situations it is possible that after the insured person reaches age 95, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the insured person reaches age 95.

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

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Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

  The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use the policy in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

50 - SelectHLife NY II

Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

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  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 85.

  We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

52 - SelectHLife NY II

  You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 49.

Collateral Assignment

  You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 49.

Incontestability

  After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

In the policy form the "policy date" is referred to as the "Issue Date."
Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

Suicide
If the insured person commits suicide within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan account value; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges which were deducted for the increase.

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Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage, page 21.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.
Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.

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We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

SelectHLife NY II - 55

  By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Transfers - Limits on Frequent or Disruptive Transfers, page 41.

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company of New York.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

  We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

  The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

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The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

    Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

  In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

  Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

  Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Transaction Fees and Charges - Excess Annual Report Fee, page 24.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

SelectHLife NY II - 57

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

  Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 24.

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the investment Funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Trading - Industry Developments

  As with many financial services companies, the company and affiliates of the company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The company is also reviewing its policies and procedures in this area.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse affect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

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Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our customer service center at the address or telephone number on the back of this prospectus.

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APPENDIX A
Definition of Life Insurance Factors

  Guideline Premium Test Factors
Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

A-1
APPENDIX B
Funds Available Through the Variable Account

  The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table beginning on page 12 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
AIM V.I. Dent Demographic Trends Fund (Series I Shares)	Investment Adviser: A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.
Alger American Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Small Capitalization Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Index 500 Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC (Geode)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 IndexSM (S&P 500®).
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Money Market Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
ING Hard Assets Portfolio (Class I Shares))	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: J. P. Morgan Investment Management Inc.	A nondiversified Portfolio that seeks capital growth over the long term.

B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Legg Mason Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	Seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING Mercury Focus Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Salomon Brothers Investors Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.

B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Equity Growth Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Real Estate Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING UBS U.S. Allocation Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: UBS Global Asset Management (US) Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: Van Kampen	Seeks capital growth and income.
ING VP Bond Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to maximize total return as is consistent with reasonable risk.
ING VP Index Plus LargeCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Disciplined LargeCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks capital appreciation.
ING VP High Yield Bond Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to provide investors with a high level of current income and total return.
ING VP International Value Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long term capital appreciation.
ING VP MagnaCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks growth of capital, with dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
Janus Aspen Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital..
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.

B-5

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Neuberger Berman AMT Partners Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Socially Responsive Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.
OpCap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Putnam VT Growth and Income Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.

B-6
MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

    Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Distribution of the Policies ......................................................................................	2
Performance Reporting and Advertising .....................................................................	3
Experts ...............................................................................................................	5
Financial Statements.....................................................................................................................	5

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ..........................................................................................................

S-1
Financial Statements of the ReliaStar Life Insurance Company of New York............................	F-1

    A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 24.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5033
2000 21st Avenue N.W.
Minot, North Dakota 58703
1-877-253-5050
www.servicecenter@reliastar.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-03427
1933 Act file No. 333-52358
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated May 1, 2004
SELECTHLIFE NY II Variable Universal Life Insurance Policy

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING SelectHLife NY II prospectus dated May 1, 2004. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's customer service center at P.O. Box 5033, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-253-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Distribution of the Policies ...............................................................................	2

Performance Reporting and Advertising ................................................................	3

Experts .............................................................................................................	5

Financial Statements ................................................................................................................	5

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ......................................................................................................

S-1

Financial Statements of the ReliaStar Life Insurance Company of New York .......................	F-1

GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company of New York (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges," page 23, in the prospectus.

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993, and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2003 and 2002, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $782,199 and $1,618,471, respectively.

  Prior to May 1, 2002, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the policies. We paid WSSI under a distribution agreement. For the year ended December 31, 2001, the aggregate amount paid to WSSI under our distribution agreement was $2,717,758.

Effective January 1, 2004, WSSI merged with Locust Street Securities, Inc. and changed its name to ING Financial Partners, Inc.

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

2

  All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

  Commissions generally will be no more than 55% of the premiums paid up to the annualized extended minimum monthly premium for the first policy year, plus 3.50% of additional premiums for the first policy year and lower thereafter.

  We will pay corresponding commissions upon a requested increase in insurance coverage. In addition, we may pay a commission of 0.40% of the net policy value during each policy year. Further, agents/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination or the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

  Certain overrides and other benefits, which may include cash compensation, based on the amount of earned commissions, agent/representative recruiting, and other activities that promote the sale of policies.

We pay dealer concessions, wholesaling fees, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.
PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the sub-accounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

3

  Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

  We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

  To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the sub-accounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-253-5050.

4

EXPERTS

  The statement of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

  The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2003,and have been audited by Ernst & Young LLP, independent auditors.

  The financial statements of the company as of December 31, 2003 and 2002, and for the three years in the period ended December 31, 2003, have been audited by Ernst & Young LLP, independent auditors. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The financial statements of the company as of December 31, 2003 and 2002, and for the three years in the period ended December 31, 2003, have been prepared on the basis of accounting principles generally accepted in the United States.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

5
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Financial Statements
Year ended December 31, 2003DRAFT
ReliaStar Life Insurance Company Northstar Variable Account Financial Statements Year ended December 31, 2002

Contents

Page
Report of Independent Auditors	S-2

Audited Financial Statements

Statements of Assets and Liabilities	S-4
Statements of Operations	S-15
Statements of Changes in Net Assets	S-26
Notes to Financial Statements	S-40

S-1

Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

  We have audited the accompanying statements of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:
      AIM VI Dent Demographic Trends
  The Alger American Fund:
      Alger American Growth Portfolio
      Alger American Leveraged AllCap Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio
  American Funds Insurance Series:
      American Funds Growth Fund - Class 2
      American Funds Growth Income Fund - Class 2
      American Funds International Fund - Class 2
  Fidelity® Variable Insurance Products Fund:
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Income Class
      Fidelity® VIP High Income SC2 Portfolio - Initial      Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
      Fidelity® VIP Investment Grade Bond Portfolio -      Initial Class
      Fidelity® VIP Money Market Portfolio - Initial Class

  ING Investors Trust:
      ING Limited Maturity Bond Portfolio - Service Class
      ING MFS Mid-Cap Growth Portfolio - Service Class
      ING MFS Total Return Portfolio - Institutional Class
      ING T. Rowe Price Capital Appreciation Portfolio -      Institutional Class
      ING Van Kampen Real Estate Portfolio - Institutional      Class
  ING Income Shares:
      ING VP Bond Portfolio-Class R
  ING Partners Inc:
    ING UBS Tactical Asset Allocation Portfolio - Initial      Class
      ING Van Kampen Comstock Portfolio - Initial Class
  ING Variable Portfolios Inc:
      ING VP Index Plus LargeCap Portfolio - Class R
      ING VP Index Plus Mid Cap Portfolio - Class R
      ING VP Index Plus SmallCap Portfolio - Class R

S-2

  ING Variable Products Trust:
      ING VP Disciplined LargeCap Portfolio
      ING VP Growth Opportunities Portfolio - Class R
      ING VP Growth + Value Portfolio
      ING VP High Yield Bond Portfolio
      ING VP International Value Portfolio - Class R
      ING VP MagnaCap Portfolio - Class R
      ING VP MidCap Opportunities Portfolio - Class R
      ING VP SmallCap Opportunities Portfolio - Class R
  Janus Aspen Series:
      Janus Aspen Growth Portfolio - Institutional Shares
      Janus Aspen International Growth Portfolio -      Institutional Shares
      Janus Aspen Mid Cap Growth Portfolio - Institutional      Shares
      Janus Aspen Worldwide Growth Portfolio -      Institutional Shares
  Neuberger Berman Advisors Management Trust:
      Neuberger Berman AMT Limited Maturity Bond      Portfolio
      Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive      Portfolio

  PIMCO Accumulation Trust:
      OpCap Equity Portfolio
      OpCap Global Equity Portfolio
      OpCap Managed Portfolio
      OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
      Pioneer Mid Cap Value VCT Portfolio - Class I
      Pioneer Small Cap Value VCT Portfolio - Class I
  Putnam Variable Trust:
      Putnam VT Diversified Income Fund - Class IA      Shares
      Putnam VT Growth and Income Fund - Class IA      Shares
      Putnam VT New Opportunities Fund - Class IA      Shares
      Putnam VT Small Cap Value Fund - Class IA Shares
      Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2003

S-3

  This page intentionally left blank.

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands except for unit data)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Assets
Investments in mutual
funds at fair value	$ 18	$ 1,435	$ 136	$ 569	$ 468

Total assets	18	1,435	136	569	468

Net assets	$ 18	$ 1,435	$ 136	$ 569	$ 468

Number of units outstanding	3,509.272	108,064 007	24,118 787	31,716 719	52,021 203

Value per unit	$ 5.00	$ 13 28	$ 5 65	$ 17 94	$ 8 99

Total number of mutual fund shares	3,368	43,109	4,851	30,924	26,909

Cost of mutual fund shares	$ 17	$ 1,550	$ 121	$ 426	$ 457

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)
American
	American	Funds	American	Fidelity®	Fidelity®
	Funds	Growth	Funds	VIP	VIP Equity-
	Growth	Income	International	Contrafund®	Income

Assets
Investments in mutual
funds at fair value	$ 28	$ -	$ -	$ 1,613	$ 875

Total assets	28	-	-	1,613	875

Net assets	$ 28	$ -	$ -	$ 1,613	$ 875

Number of units outstanding	2,239.110	18.087	18.515	56,903.751	31,346.855

Value per unit	$ 12.60	$ 12.65	$ 13.55	$ 28.35	$ 27.91

Total number of mutual fund shares	620	7	19	69,746	37,743

Cost of mutual fund shares	$ 27	$ -	$ -	$ 1,375	$ 755

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)
Fidelity®
		Fidelity®	Fidelity®	Fidelity®	VIP
	Fidelity®	VIP High	VIP High	VIP	Investment
	VIP Growth	Income	Income SC2	Index 500	Grade Bond

Assets
Investments in mutual
funds at fair value	$ 566	$ 135	$ -	$ 2,807	$ 1,556

Total assets	566	135	-	2,807	1,556

Net assets	$ 566	$ 135	$ -	$ 2,807	$ 1,556

Number of units outstanding	22,645.534	9,155.214	-	101,140.590	81,361.047

Value per unit	$ 25.00	$ 14.73	$ -	$ 27.75	$ 19.13

Total number of mutual fund shares	18,239	19,404	-	22,252	114,025

Cost of mutual fund shares	$ 589	$ 116	$ -	$ 2,577	$ 1,491

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)
		ING			ING
	Fidelity®	Limited	ING MFS	ING MFS	T. Rowe Price
	VIP Money	Maturity	Mid-Cap	Total	Capital
	Market	Bond	Growth	Return	Appreciation

Assets
Investments in mutual
funds at fair value	$ 1,811	$ 1	$ 44	$ -	$ 1,023

Total assets	1,811	1	44	-	1,023

Net assets	$ 1,811	$ 1	$ 44	$ -	$ 1,023

Number of units outstanding	116,916.707	125.722	7,893.687	23.011	79,643.599

Value per unit	$ 15.49	$ 10.13	$ 5.57	$ 11.40	$ 12.84

Total number of mutual fund shares	1,811,040	109	4,353	15	47,898

Cost of mutual fund shares	$ 1,811	$ 1	$ 35	$ -	$ 908

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)
ING UBS
	ING Van		Tactical	ING Van	ING VP
	Kampen	ING VP	Asset	Kampen	Index Plus
	Real Estate	Bond	Allocation	Comstock	Large Cap

Assets
Investments in mutual
funds at fair value	$ 1	$ 16	$ 19	$ 12	$ 10

Total assets	1	16	19	12	10

Net assets	$ 1	$ 16	$ 19	$ 12	$ 10

Number of units outstanding	45.357	1,418.087	1,790.402	1,101.238	936.258

Value per unit	$ 12.98	$ 11.43	$ 10.36	$ 10.91	$ 10.40

Total number of mutual fund shares	29	1,145	611	1,133	719

Cost of mutual fund shares	$ 1	$ 16	$ 15	$ 10	$ 9

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth	Growth
	Mid Cap	Small Cap	LargeCap	Opportunities	+ Value

Assets
Investments in mutual
funds at fair value	$ 10	$ 9	$ 13	$ 90	$ 533

Total assets	10	9	13	90	533

Net assets	$ 10	$ 9	$ 13	$ 90	$ 533

Number of units outstanding	926.423	845.370	1,110.796	18,025.666	41,816.882

Value per unit	$ 10.82	$ 10.74	$ 11.57	$ 5.00	$ 12.74

Total number of mutual fund shares	641	671	3,521	18,062	39,201

Cost of mutual fund shares	$ 8	$ 7	$ 12	$ 77	$ 617

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	ING VP	ING VP		ING VP	ING VP
	High Yield	International	ING VP	Mid Cap	Small Cap
	Bond	Value	Magna Cap	Opportunities	Opportunities

Assets
Investments in mutual
funds at fair value	$ 77	$ 576	$ 61	$ 51	$ 453

Total assets	77	576	61	51	453

Net assets	$ 77	$ 576	$ 61	$ 51	$ 453

Number of units outstanding	7,376.240	32,347.532	6,613.655	8,253.471	17,830.250

Value per unit	$ 10.46	$ 17.82	$ 9.21	$ 6.16	$ 25.38

Total number of mutual fund shares	24,588	52,355	6,891	8,267	30,659

Cost of mutual fund shares	$ 75	$ 491	$ 52	$ 43	$ 549

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

Neuberger
		Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	Janus Aspen	International	Mid Cap	Worldwide	Limited
	Growth	Growth	Growth	Growth	Maturity Bond

Assets
Investments in mutual
funds at fair value	$ 664	$ 354	$ 815	$ 762	$ 259

Total assets	664	354	815	762	259

Net assets	$ 664	$ 354	$ 815	$ 762	$ 259

Number of units outstanding	53,591.271	26,603.634	61,128.790	60,449.402	19,038.854

Value per unit	$ 12.39	$ 13.32	$ 13.33	$ 12.60	$ 13.61

Total number of mutual fund shares	34,529	15,367	38,077	29,499	19,630

Cost of mutual fund shares	$ 709	$ 355	$ 976	$ 788	$ 262

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global	OpCap
	Partners	Responsive	Equity	Equity	Managed

Assets
Investments in mutual funds
at fair value	$ 433	$ 26	$ 168	$ 126	$ 235

Total assets	433	26	168	126	235

Net assets	$ 433	$ 26	$ 168	$ 126	$ 235

Number of units outstanding	37,360.524	2,224.628	13,200.696	9,428.756	19,447.438

Value per unit	$ 11.59	$ 11.69	$ 12.74	$ 13.38	$ 12.09

Total number of mutual fund shares	28,117	2,106	5,181	8,979	6,009

Cost of mutual fund shares	$ 401	$ 21	$ 137	$ 122	$ 203

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

		Pioneer	Pioneer	Putnam VT	Putnam VT
	OpCap	Mid Cap	Small Cap	Diversified	Growth and
	Small Cap	Value VCT	Value VCT	Income	Income

Assets
Investments in mutual funds
at fair value	$ 313	$ 8	$ 3	$ 26	$ 474

Total assets	313	8	3	26	474

Net assets	$ 313	$ 8	$ 3	$ 26	$ 474

Number of units outstanding	19,599.659	663.779	243.466	1,470.684	18,543.608

Value per unit	$ 15.99	$ 11.52	$ 10.31	$ 17.70	$ 25.56

Total number of mutual fund shares	10,215	374	201	2,793	20,264

Cost of mutual fund shares	$ 247	$ 6	$ 2	$ 27	$ 441

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Putnam VT	Putnam VT
	New	Small Cap	Putnam VT
	Opportunities	Value	Voyager

Assets
Investments in mutual funds at fair value	$ 159	$ 113	$ 987

Total assets	159	113	987

Net assets	$ 159	$ 113	$ 987

Number of units outstanding	8,607.076	8,322.660	40,898.928

Value per unit	$ 18.45	$ 13.53	$ 24.13

Total number of mutual fund shares	10,298	6,177	37,812

Cost of mutual fund shares	$ 160	$ 80	$ 1,157

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	7	1	3	2

Total expenses	-	7	1	3	2

Net investment income (loss)	-	(7)	(1)	(3)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(207)	(7)	(57)	(62)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(2)	(207)	(7)	(57)	(62)

Net unrealized appreciation
(depreciation) of investments	7	587	38	298	185

Net increase (decrease) in net assets
resulting from operations	$ 5	$ 373	$ 30	$ 238	$ 121

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

		American
	American	Funds	American	Fidelity®	Fidelity®
	Funds	Growth	Funds	VIP	VIP Equity-
	Growth	Income	International	Contrafund®	Income

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 6	$ 13

Total investment income	-	-	-	6	13

Expenses:
Mortality and expense risk and
other charges	-	-	-	7	4

Total expenses	-	-	-	7	4

Net investment income (loss)	-	-	-	(1)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(150)	(75)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(150)	(75)

Net unrealized appreciation
(depreciation) of investments	1	-	-	448	264

Net increase (decrease) in net assets
resulting from operations	$ 1	$ -	$ -	$ 297	$ 198

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

			Fidelity®		Fidelity®
		Fidelity®	VIP	Fidelity®	VIP
	Fidelity®	VIP High	High	VIP	Investment
	VIP Growth	Income	Income SC2	Index 500	Grade Bond

Net investment income (loss)
Income:
Dividends	$ 1	$ 7	$ -	$ 28	$ 30

Total investment income	1	7	-	28	30

Expenses:
Mortality and expense risk and
other charges	3	1	-	13	8

Total expenses	3	1	-	13	8

Net investment income (loss)	(2)	6	-	15	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	(4)	-	(154)	11
Capital gains distributions	-	-	-	-	11

Net realized gain (loss) on investments
and capital gains distributions	(56)	(4)	-	(154)	22

Net unrealized appreciation
(depreciation) of investments	185	24	-	706	3

Net increase (decrease) in net assets
resulting from operations	$ 127	$ 26	$ -	$ 567	$ 47

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

		ING			ING
	Fidelity®	Limited	ING MFS	ING MFS	T. Rowe Price
	VIP Money	Maturity	Mid-Cap	Total	Capital
	Market	Bond	Growth	Return	Appreciation

Net investment income (loss)
Income:
Dividends	$ 19	$ -	$ -	$ -	$ 5

Total investment income	19	-	-	-	5

Expenses:
Mortality and expense risk and
other charges	11	-	-	-	3

Total expenses	11	-	-	-	3

Net investment income (loss)	8	-	-	-	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	-	24
Capital gains distributions	-	-	-	-	1

Net realized gain (loss) on investments
and capital gains distributions	-	-	1	-	25

Net unrealized appreciation
(depreciation) of investments	-	-	9	-	119

Net increase (decrease) in net assets
resulting from operations	$ 8	$ -	$ 10	$ -	$ 146

The accompanying notes are an integral part of these financial statements.

S-18

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

ING UBS
	ING Van		Tactical	ING Van	ING VP
	Kampen	ING VP	Asset	Kampen	Index Plus
	Real Estate	Bond	Allocation	Comstock	Large Cap

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	-	-	-

Total expenses	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-	-

Net unrealized appreciation
(depreciation) of investments	-	1	4	2	1

Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 4	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth	Growth
	Mid Cap	Small Cap	LargeCap	Opportunities	+ Value

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	-	-	3

Total expenses	-	-	-	-	3

Net investment income (loss)	-	-	-	-	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(7)	(133)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(7)	(133)

Net unrealized appreciation
(depreciation) of investments	2	2	3	24	284

Net increase (decrease) in net assets
resulting from operations	$ 2	$ 2	$ 3	$ 17	$ 148

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	High Yield	International	ING VP	Mid Cap	Small Cap
	Bond	Value	Magna Cap	Opportunities	Opportunities

Net investment income (loss)
Income:
Dividends	$ 5	$ 5	$ -	$ -	$ -

Total investment income	5	5	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	2	-	-	2

Total expenses	-	2	-	-	2

Net investment income (loss)	5	3	-	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(17)	(2)	(2)	(109)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(1)	(17)	(2)	(2)	(109)

Net unrealized appreciation
(depreciation) of investments	8	124	13	12	239

Net increase (decrease) in net assets
resulting from operations	$ 12	$ 110	$ 11	$ 10	$ 128

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

					Neuberger
		Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	Janus Aspen	International	Mid Cap	Worldwide	Limited
	Growth	Growth	Growth	Growth	Maturity Bond

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ 7	$ 11

Total investment income	1	3	-	7	11

Expenses:
Mortality and expense risk and
other charges	3	2	4	4	1

Total expenses	3	2	4	4	1

Net investment income (loss)	(2)	1	(4)	3	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(95)	(21)	(191)	(166)	-
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(95)	(21)	(191)	(166)	-

Net unrealized appreciation
(depreciation) of investments	257	105	402	307	(6)

Net increase (decrease) in net assets
resulting from operations	$ 160	$ 85	$ 207	$ 144	$ 4

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

		Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global	OpCap
	Partners	Responsive	Equity	Equity	Managed

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2	$ 1	$ 2

Total investment income	-	-	2	1	2

Expenses:
Mortality and expense risk and
other charges	2	-	1	1	1

Total expenses	2	-	1	1	1

Net investment income (loss)	(2)	-	1	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(54)	-	(7)	(13)	(6)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(54)	-	(7)	(13)	(6)

Net unrealized appreciation
(depreciation) of investments	170	7	40	40	46

Net increase (decrease) in net assets
resulting from operations	$ 114	$ 7	$ 34	$ 27	$ 41

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

		Pioneer	Pioneer	Putnam VT	Putnam VT
	OpCap	Mid Cap	Small Cap	Diversified	Growth and
	Small Cap	Value VCT	Value VCT	Income	Income

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 2	$ 9

Total investment income	-	-	-	2	9

Expenses:
Mortality and expense risk and
other charges	1	-	-	-	2

Total expenses	1	-	-	-	2

Net investment income (loss)	(1)	-	-	2	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	-	-	-	(47)
Capital gains distributions	-	-	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(9)	-	-	-	(47)

Net unrealized appreciation
(depreciation) of investments	96	2	1	3	141

Net increase (decrease) in net assets
resulting from operations	$ 86	$ 2	$ 1	$ 5	$ 101

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
December 31, 2003
(Dollars in thousands)

	Putnam VT	Putnam VT
	New	Small Cap	Putnam VT
	Opportunities	Value	Voyager

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 6

Total investment income	-	-	6

Expenses:
Mortality and expense risk and
other charges	1	-	5

Total expenses	1	-	5

Net investment income (loss)	(1)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	-	(193)
Capital gains distributions	-	-	-

Net realized gain (loss) on investments
and capital gains distributions	(27)	-	(193)

Net unrealized appreciation
(depreciation) of investments	65	33	391

Net increase (decrease) in net assets
resulting from operations	$ 37	$ 33	$ 199

The accompanying notes are an integral part of these financial statements.

S-25
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2002	$ 20	$ 1,209	$ 67	$ 339
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	-	(3)
Net realized gain (loss) on investments
and capital gains distributions	(8)	(180)	(9)	(52)
Net unrealized appreciation (depreciation) of investments	1	(301)	(21)	(94)
Net increase (decrease) in net assets from operations	(7)	(488)	(30)	(149)
Changes from principal transactions:
Net premiums	6	484	41	193
Surrenders and other withdrawals	(2)	(32)	(6)	(15)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	(4)
Transfers between Divisions (including fixed account), net	(5)	51	18	203
Policy loans	-	(9)	(7)	-
Contract charges	(3)	(172)	(14)	(64)
Increase (decrease) in net assets derived from
principal transactions	(4)	322	32	313
Total increase (decrease)	(11)	(166)	2	164
Net assets at December 31, 2002	9	1,043	69	503

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	(1)	(3)
Net realized gain (loss) on investments
and capital gains distributions	(2)	(207)	(7)	(57)
Net unrealized appreciation (depreciation) of investments	7	587	38	298
Net increase (decrease) in net assets from operations	5	373	30	238
Changes from principal transactions:
Net premiums	8	382	42	197
Surrenders and other withdrawals	-	(82)	(4)	(37)
Transfers between Divisions (including fixed account), net	(1)	(120)	12	(267)
Policy loans	-	(9)	-	(2)
Contract charges	(3)	(152)	(13)	(63)
Increase (decrease) in net assets derived from
principal transactions	4	19	37	(172)
Total increase (decrease)	9	392	67	66
Net assets at December 31, 2003	$ 18	$ 1,435	$ 136	$ 569

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	Alger		American
	American	American	Funds	American
	Small	Funds	Growth	Funds
	Capitalization	Growth	Income	International
Net assets at January 1, 2002	$ 267	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(27)	-	-	-
Net unrealized appreciation (depreciation) of investments	(54)	-	-	-
Net increase (decrease) in net assets from operations	(83)	-	-	-
Changes from principal transactions:
Net premiums	123	-	-	-
Surrenders and other withdrawals	(3)	-	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	4	-	-	-
Policy loans	(12)	-	-	-
Contract charges	(33)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	79	-	-	-
Total increase (decrease)	(4)	-	-	-
Net assets at December 31, 2002	263	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(62)	-	-	-
Net unrealized appreciation (depreciation) of investments	185	1	-	-
Net increase (decrease) in net assets from operations	121	1	-	-
Changes from principal transactions:
Net premiums	111	5	-	-
Surrenders and other withdrawals	(11)	-	-	-
Transfers between Divisions (including fixed account), net	19	25	-	-
Policy loans	-	-	-	-
Contract charges	(35)	(3)	-	-
Increase (decrease) in net assets derived from
principal transactions	84	27	-	-
Total increase (decrease)	205	28	-	-
Net assets at December 31, 2003	$ 468	$ 28	$ -	$ -

The accompanying notes are an integral part of these financial statements.

S-27

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	Fidelity®	Fidelity®		Fidelity®
	VIP	VIP Equity-	Fidelity®	VIP High
	Contrafund®	Income	VIP Growth	Income
Net assets at January 1, 2002	$ 804	$ 606	$ 433	$ 64
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	(2)	6
Net realized gain (loss) on investments
and capital gains distributions	(34)	(38)	(82)	(9)
Net unrealized appreciation (depreciation) of investments	(67)	(103)	(76)	5
Net increase (decrease) in net assets from operations	(101)	(135)	(160)	2
Changes from principal transactions:
Net premiums	443	237	198	25
Surrenders and other withdrawals	(17)	(24)	(11)	(7)
Annuity benefits	-	(4)	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	148	61	(45)	16
Policy loans	(20)	(17)	(3)	(2)
Contract charges	(97)	(78)	(57)	(11)
Increase (decrease) in net assets derived from
principal transactions	457	175	82	21
Total increase (decrease)	356	40	(78)	23
Net assets at December 31, 2002	1,160	646	355	87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	9	(2)	6
Net realized gain (loss) on investments
and capital gains distributions	(150)	(75)	(56)	(4)
Net unrealized appreciation (depreciation) of investments	448	264	185	24
Net increase (decrease) in net assets from operations	297	198	127	26
Changes from principal transactions:
Net premiums	297	177	148	27
Surrenders and other withdrawals	(21)	(40)	(27)	(10)
Transfers between Divisions (including fixed account), net	(10)	(23)	15	20
Policy loans	(6)	(4)	(1)	(2)
Contract charges	(104)	(79)	(51)	(13)
Increase (decrease) in net assets derived from
principal transactions	156	31	84	22
Total increase (decrease)	453	229	211	48
Net assets at December 31, 2003	$ 1,613	$ 875	$ 566	$ 135

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity®
	High	Fidelity® VIP	Investment	VIP Money
	Income SC2	Index 500	Grade Bond	Market
Net assets at January 1, 2002	$ -	$ 2,523	$ 618	$ 1,576
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	16	21	17
Net realized gain (loss) on investments
and capital gains distributions	-	(352)	4	-
Net unrealized appreciation (depreciation) of investments	-	(262)	38	-
Net increase (decrease) in net assets from operations	-	(598)	63	17
Changes from principal transactions:
Net premiums	-	720	104	1,474
Surrenders and other withdrawals	-	(51)	(9)	(186)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	-	(544)	84	(835)
Policy loans	-	(28)	-	6
Contract charges	-	(323)	(89)	(189)
Increase (decrease) in net assets derived from
principal transactions	-	(226)	90	270
Total increase (decrease)	-	(824)	153	287
Net assets at December 31, 2002	-	1,699	771	1,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	15	22	8
Net realized gain (loss) on investments
and capital gains distributions	-	(154)	22	-
Net unrealized appreciation (depreciation) of investments	-	706	3	-
Net increase (decrease) in net assets from operations	-	567	47	8
Changes from principal transactions:
Net premiums	1	614	208	803
Surrenders and other withdrawals	(1)	(82)	(24)	(137)
Transfers between Divisions (including fixed account), net	-	253	668	(540)
Policy loans	-	(9)	(2)	(1)
Contract charges	-	(235)	(112)	(185)
Increase (decrease) in net assets derived from
principal transactions	-	541	738	(60)
Total increase (decrease)	-	1,108	785	(52)
Net assets at December 31, 2003	$ -	$ 2,807	$ 1,556	$ 1,811

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	ING			ING
	Limited	ING MFS	ING MFS	T. Rowe Price
	Maturity	Mid-Cap	Total	Capital
	Bond	Growth	Return	Appreciation
Net assets at January 1, 2002	$ -	$ -	$ -	$ 13
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	9
Net realized gain (loss) on investments
and capital gains distributions	-	(17)	-	(2)
Net unrealized appreciation (depreciation) of investments	-	-	-	(4)
Net increase (decrease) in net assets from operations	-	(17)	-	3
Changes from principal transactions:
Net premiums	-	18	-	114
Surrenders and other withdrawals	-	-	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	-	19	-	284
Policy loans	-	-	-	-
Contract charges	-	(7)	-	(22)
Increase (decrease) in net assets derived from
principal transactions	-	30	-	376
Total increase (decrease)	-	13	-	379
Net assets at December 31, 2002	-	13	-	392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	2
Net realized gain (loss) on investments
and capital gains distributions	-	1	-	25
Net unrealized appreciation (depreciation) of investments	-	9	-	119
Net increase (decrease) in net assets from operations	-	10	-	146
Changes from principal transactions:
Net premiums	-	4	-	231
Surrenders and other withdrawals	-	-	-	(1)
Transfers between Divisions (including fixed account), net	1	19	-	317
Policy loans	-	-	-	-
Contract charges	-	(2)	-	(62)
Increase (decrease) in net assets derived from
principal transactions	1	21	-	485
Total increase (decrease)	1	31	-	631
Net assets at December 31, 2003	$ 1	$ 44	$ -	$ 1,023

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

			ING UBS
	ING Van		Tactical	ING Van
	Kampen	ING VP	Asset	Kampen
	Real Estate	Bond	Allocation	Comstock
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Net premiums	-	-	-	1
Surrenders and other withdrawals	-	-	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	-	13	3	-
Policy loans	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	13	3	1
Total increase (decrease)	-	13	3	1
Net assets at December 31, 2002	-	13	3	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	1	4	2
Net increase (decrease) in net assets from operations	-	1	4	2
Changes from principal transactions:
Net premiums	1	3	-	5
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	-	12	6
Policy loans	-	-	-	-
Contract charges	-	(1)	-	(2)
Increase (decrease) in net assets derived from
principal transactions	1	2	12	9
Total increase (decrease)	1	3	16	11
Net assets at December 31, 2003	$ 1	$ 16	$ 19	$ 12

The accompanying notes are an integral part of these financial statements.

S-31

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined
	Large Cap	Mid Cap	Small Cap	LargeCap
Net assets at January 1, 2002	$ -	$ -	$ -	$ 5
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	(1)	(1)
Net unrealized appreciation (depreciation) of investments	-	-	-	(1)
Net increase (decrease) in net assets from operations	-	-	(1)	(2)
Changes from principal transactions:
Net premiums	-	-	1	3
Surrenders and other withdrawals	-	-	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	1	-	-	2
Policy loans	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1	-	1	5
Total increase (decrease)	1	-	-	3
Net assets at December 31, 2002	1	-	-	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	1	2	2	3
Net increase (decrease) in net assets from operations	1	2	2	3
Changes from principal transactions:
Net premiums	9	8	7	3
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	1	-	-
Policy loans	-	-	-	-
Contract charges	(1)	(1)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	8	8	7	2
Total increase (decrease)	9	10	9	5
Net assets at December 31, 2003	$ 10	$ 10	$ 9	$ 13

The accompanying notes are an integral part of these financial statements.

S-32

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Growth	Growth	High Yield	International
	Opportunities	+ Value	Bond	Value
Net assets at January 1, 2002	$ 30	$ 606	$ 28	$ 126
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	6	1
Net realized gain (loss) on investments
and capital gains distributions	(6)	(175)	(1)	(14)
Net unrealized appreciation (depreciation) of investments	(5)	(72)	(6)	(24)
Net increase (decrease) in net assets from operations	(11)	(250)	(1)	(37)
Changes from principal transactions:
Net premiums	22	252	15	93
Surrenders and other withdrawals	-	(3)	(5)	(1)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	1	(146)	36	101
Policy loans	-	(1)	-	-
Contract charges	(6)	(65)	(7)	(30)
Increase (decrease) in net assets derived from
principal transactions	17	37	39	163
Total increase (decrease)	6	(213)	38	126
Net assets at December 31, 2002	36	393	66	252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	5	3
Net realized gain (loss) on investments
and capital gains distributions	(7)	(133)	(1)	(17)
Net unrealized appreciation (depreciation) of investments	24	284	8	124
Net increase (decrease) in net assets from operations	17	148	12	110
Changes from principal transactions:
Net premiums	20	132	10	126
Surrenders and other withdrawals	-	(12)	-	(3)
Transfers between Divisions (including fixed account), net	23	(84)	-	133
Policy loans	-	-	-	-
Contract charges	(6)	(44)	(11)	(42)
Increase (decrease) in net assets derived from
principal transactions	37	(8)	(1)	214
Total increase (decrease)	54	140	11	324
Net assets at December 31, 2003	$ 90	$ 533	$ 77	$ 576

The accompanying notes are an integral part of these financial statements.

S-33

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

		ING VP	ING VP
	ING VP	Mid Cap	Small Cap	Janus Aspen
	Magna Cap	Opportunities	Opportunities	Growth
Net assets at January 1, 2002	$ 14	$ 9	$ 583	$ 724
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3)	(4)
Net realized gain (loss) on investments
and capital gains distributions	(1)	(3)	(147)	(147)
Net unrealized appreciation (depreciation) of investments	(4)	(1)	(133)	(51)
Net increase (decrease) in net assets from operations	(5)	(4)	(283)	(202)
Changes from principal transactions:
Net premiums	20	16	184	277
Surrenders and other withdrawals	-	-	(2)	(50)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	11	3	(104)	(140)
Policy loans	-	-	(2)	(15)
Contract charges	(5)	(3)	(42)	(93)
Increase (decrease) in net assets derived from
principal transactions	26	16	34	(21)
Total increase (decrease)	21	12	(249)	(223)
Net assets at December 31, 2002	35	21	334	501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(2)	(2)
Net realized gain (loss) on investments
and capital gains distributions	(2)	(2)	(109)	(95)
Net unrealized appreciation (depreciation) of investments	13	12	239	257
Net increase (decrease) in net assets from operations	11	10	128	160
Changes from principal transactions:
Net premiums	23	7	64	194
Surrenders and other withdrawals	-	-	(6)	(43)
Transfers between Divisions (including fixed account), net	(2)	16	(40)	(84)
Policy loans	-	-	-	(2)
Contract charges	(6)	(3)	(27)	(62)
Increase (decrease) in net assets derived from
principal transactions	15	20	(9)	3
Total increase (decrease)	26	30	119	163
Net assets at December 31, 2003	$ 61	$ 51	$ 453	$ 664

The accompanying notes are an integral part of these financial statements.

S-34

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)
				Neuberger
	Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	International	Mid Cap	Worldwide	Limited
	Growth	Growth	Growth	Maturity Bond
Net assets at January 1, 2002	$ 228	$ 800	$ 886	$ 69
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	2	5
Net realized gain (loss) on investments
and capital gains distributions	(30)	(264)	(201)	(1)
Net unrealized appreciation (depreciation) of investments	(29)	27	(34)	3
Net increase (decrease) in net assets from operations	(58)	(241)	(233)	7
Changes from principal transactions:
Net premiums	97	326	318	68
Surrenders and other withdrawals	(3)	(11)	(12)	(3)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	(39)	(185)	(203)	112
Policy loans	-	(15)	(20)	-
Contract charges	(32)	(91)	(96)	(27)
Increase (decrease) in net assets derived from
principal transactions	23	24	(13)	150
Total increase (decrease)	(35)	(217)	(246)	157
Net assets at December 31, 2002	193	583	640	226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	3	10
Net realized gain (loss) on investments
and capital gains distributions	(21)	(191)	(166)	-
Net unrealized appreciation (depreciation) of investments	105	402	307	(6)
Net increase (decrease) in net assets from operations	85	207	144	4
Changes from principal transactions:
Net premiums	107	230	227	72
Surrenders and other withdrawals	(2)	(50)	(18)	(2)
Transfers between Divisions (including fixed account), net	2	(76)	(146)	(7)
Policy loans	-	(10)	(13)	-
Contract charges	(31)	(69)	(72)	(34)
Increase (decrease) in net assets derived from
principal transactions	76	25	(22)	29
Total increase (decrease)	161	232	122	33
Net assets at December 31, 2003	$ 354	$ 815	$ 762	$ 259
The accompanying notes are an integral part of these financial statements.

S-35

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)
		Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global
	Partners	Responsive	Equity	Equity
Net assets at January 1, 2002	$ 421	$ -	$ 57	$ 84
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Net realized gain (loss) on investments
and capital gains distributions	(25)	-	(18)	(3)
Net unrealized appreciation (depreciation) of investments	(82)	(2)	(7)	(15)
Net increase (decrease) in net assets from operations	(107)	(2)	(25)	(19)
Changes from principal transactions:
Net premiums	82	6	62	25
Surrenders and other withdrawals	(1)	-	(2)	(1)
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	(19)	15	30	12
Policy loans	(18)	-	-	-
Contract charges	(32)	(2)	(15)	(5)
Increase (decrease) in net assets derived from
principal transactions	12	19	75	31
Total increase (decrease)	(95)	17	50	12
Net assets at December 31, 2002	326	17	107	96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	(54)	-	(7)	(13)
Net unrealized appreciation (depreciation) of investments	170	7	40	40
Net increase (decrease) in net assets from operations	114	7	34	27
Changes from principal transactions:
Net premiums	64	7	58	26
Surrenders and other withdrawals	(18)	(2)	(4)	(1)
Transfers between Divisions (including fixed account), net	(12)	-	(6)	(12)
Policy loans	(10)	-	-	(2)
Contract charges	(31)	(3)	(21)	(8)
Increase (decrease) in net assets derived from
principal transactions	(7)	2	27	3
Total increase (decrease)	107	9	61	30
Net assets at December 31, 2003	$ 433	$ 26	$ 168	$ 126
The accompanying notes are an integral part of these financial statements.

S-36

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

			Pioneer	Pioneer
	OpCap	OpCap	Mid Cap	Small Cap
	Managed	Small Cap	Value VCT	Value VCT
Net assets at January 1, 2002	$ 58	$ 130	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	-	-
Net realized gain (loss) on investments
and capital gains distributions	(3)	(11)	-	-
Net unrealized appreciation (depreciation) of investments	(13)	(39)	-	-
Net increase (decrease) in net assets from operations	(15)	(51)	-	-
Changes from principal transactions:
Net premiums	55	77	1	-
Surrenders and other withdrawals	(2)	(4)	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	22	45	4	-
Policy loans	(3)	-	-	-
Contract charges	(14)	(28)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	58	90	4	-
Total increase (decrease)	43	39	4	-
Net assets at December 31, 2002	101	169	4	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	-	-
Net realized gain (loss) on investments
and capital gains distributions	(6)	(9)	-	-
Net unrealized appreciation (depreciation) of investments	46	96	2	1
Net increase (decrease) in net assets from operations	41	86	2	1
Changes from principal transactions:
Net premiums	77	63	3	3
Surrenders and other withdrawals	(13)	(10)	-	-
Transfers between Divisions (including fixed account), net	55	32	-	-
Policy loans	-	(1)	-	-
Contract charges	(26)	(26)	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	93	58	2	2
Total increase (decrease)	134	144	4	3
Net assets at December 31, 2003	$ 235	$ 313	$ 8	$ 3
The accompanying notes are an integral part of these financial statements.

S-37

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Diversified	Growth and	New	Small Cap
	Income	Income	Opportunities	Value
Net assets at January 1, 2002	$ 24	$ 421	$ 146	$ 9
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	(1)	-
Net realized gain (loss) on investments
and capital gains distributions	-	(17)	(50)	(18)
Net unrealized appreciation (depreciation) of investments	-	(73)	8	-
Net increase (decrease) in net assets from operations	2	(85)	(43)	(18)
Changes from principal transactions:
Net premiums	-	128	73	22
Surrenders and other withdrawals	-	(12)	-	-
Annuity benefits	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions (including fixed account), net	-	(10)	(51)	41
Policy loans	-	(17)	-	-
Contract charges	(2)	(41)	(19)	(5)
Increase (decrease) in net assets derived from
principal transactions	(2)	48	3	58
Total increase (decrease)	-	(37)	(40)	40
Net assets at December 31, 2002	24	384	106	49

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	(1)	-
Net realized gain (loss) on investments
and capital gains distributions	-	(47)	(27)	-
Net unrealized appreciation (depreciation) of investments	3	141	65	33
Net increase (decrease) in net assets from operations	5	101	37	33
Changes from principal transactions:
Net premiums	-	125	54	27
Surrenders and other withdrawals	-	(25)	-	-
Transfers between Divisions (including fixed account), net	-	(60)	(20)	13
Policy loans	(1)	(8)	-	-
Contract charges	(2)	(43)	(18)	(9)
Increase (decrease) in net assets derived from
principal transactions	(3)	(11)	16	31
Total increase (decrease)	2	90	53	64
Net assets at December 31, 2003	$ 26	$ 474	$ 159	$ 113
The accompanying notes are an integral part of these financial statements.

S-38

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
December 31, 2003
(Dollars in thousands)

Putnam VT
Voyager
Net assets at January 1, 2002	$ 1,020
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2
Net realized gain (loss) on investments
and capital gains distributions	(209)
Net unrealized appreciation (depreciation) of investments	(80)
Net increase (decrease) in net assets from operations	(287)
Changes from principal transactions:
Net premiums	350
Surrenders and other withdrawals	(18)
Annuity benefits	-
Death benefits	-
Transfers between Divisions (including fixed account), net	(120)
Policy loans	(26)
Contract charges	(108)
Increase (decrease) in net assets derived from
principal transactions	78
Total increase (decrease)	(209)
Net assets at December 31, 2002	811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1
Net realized gain (loss) on investments
and capital gains distributions	(193)
Net unrealized appreciation (depreciation) of investments	391
Net increase (decrease) in net assets from operations	199
Changes from principal transactions:
Net premiums	277
Surrenders and other withdrawals	(61)
Transfers between Divisions (including fixed account), net	(138)
Policy loans	(7)
Contract charges	(94)
Increase (decrease) in net assets derived from
principal transactions	(23)
Total increase (decrease)	176
Net assets at December 31, 2003	$ 987
The accompanying notes are an integral part of these financial statements.

S-39
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements
1.	Organization

  ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") was established by ReliaStar Life Insurance Company of New York ("ReliaStar NY" or the "Company") to support the operations of variable life insurance policies ("Policies"). ReliaStar NY is an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar NY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar NY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar NY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar NY.

  At December 31, 2003, the Account had, under Select*Life NY and Estate Design Policies, fifty-three investment divisions (the "Divisions"), thirty-four of which invest in an independently managed mutual fund portfolio and nineteen of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

  AIM Variable Insurance Funds:
    AIM VI Dent Demographic Trends
  The Alger American Fund:
    Alger American Growth Portfolio
    Alger American Leveraged AllCap Portfolio
    Alger American MidCap Growth Portfolio
    Alger American Small Capitalization Portfolio
  American Funds Insurance Series:
    American Funds Growth Fund - Class 2**
    American Funds Growth Income Fund - Class 2**
    American Funds International Fund - Class 2**

  Fidelity® Variable Insurance Products Fund:
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Income Class
    Fidelity® VIP High Income SC2 Portfolio - Initial Class**
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Money Market Portfolio - Initial Class

S-40

  ReliaStar LIFE INSURANCE COMPANY OF NEW YORK

  VARIABLE LIFE SEPARATE ACCOUNT I

  Notes to Financial Statements

  ING Investors Trust:
    ING Limited Maturity Bond Portfolio - Service     Class**
    ING MFS Mid-Cap Growth Portfolio - Service     Class**
    ING MFS Total Return Portfolio - Institutional     Class**
    ING T. Rowe Price Capital Appreciation Portfolio     - Institutional Class
    ING Van Kampen Real Estate Portfolio -      Institutional Class**
  ING Income Shares:
    ING VP Bond Portfolio-Class R*
  ING Partners Inc:
    ING UBS Tactical Asset Allocation Portfolio -      Initial Class*
    ING Van Kampen Comstock Portfolio - Initial      Class*
  ING Variable Portfolios Inc:
    ING VP Index Plus LargeCap Portfolio - Class R*
    ING VP Index Plus Mid Cap Portfolio - Class R**
    ING VP Index Plus SmallCap Portfolio - Class R*
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio
  ING Variable Products Trust (continued):
    ING VP Growth Opportunities Portfolio - Class R
    ING VP Growth + Value Portfolio
    ING VP High Yield Bond Portfolio
    ING VP International Value Portfolio - Class R
    ING VP MagnaCap Portfolio - Class R
    ING VP MidCap Opportunities Portfolio - Class R
    ING VP SmallCap Opportunities Portfolio - Class      R

  Janus Aspen Series:
    Janus Aspen Growth Portfolio - Institutional     Shares
    Janus Aspen International Growth Portfolio -     Institutional Shares
    Janus Aspen Mid Cap Growth Portfolio -     Institutional Shares
    Janus Aspen Worldwide Growth Portfolio -     Institutional Shares
  Neuberger Berman Advisors Management Trust:
    Neuberger Berman AMT Limited Maturity Bond     Portfolio
    Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive     Portfolio*
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer Mid Cap Value VCT Portfolio - Class I*
    Pioneer Small Cap Value VCT Portfolio - Class I*
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA     Shares
    Putnam VT Growth and Income Fund - Class IA     Shares
    Putnam VT New Opportunities Fund - Class IA     Shares
    Putnam VT Small Cap Value Fund - Class IA     Shares
    Putnam VT Voyager Fund - Class IA Shares

  *  Investment Division was added in 2002
  **  Investment Division was added in 2003

S-41

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
Fidelity® Variable Insurance Products Fund:	Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP Contrafund®	Fidelity® VIP II Contrafund®
Fidelity® VIP Index 500	Fidelity® VIP II Index 500
Fidelity® VIP Investment Grade Bond	Fidelity® VIP II Investment Grade Bond
ING Investors Trust:	The GCG Trust:
ING T. Rowe Price Capital Appreciation	GCG Trust Fully Managed
ING MFS Mid-Cap Growth	GCG Trust Mid-Cap Growth
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap	ING VP Research Enhanced Index
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth	Janus Aspen Aggressive Growth
PIMCO Accumulation Trust:	OCC Accumulation Trust:
OpCap Equity	OCC Accumulation Trust Equity
OpCap Global Equity	OCC Accumulation Trust Global Equity
OpCap Managed	OCC Accumulation Trust Managed
OpCap Small Cap	OCC Accumulation Trust Small Cap

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-dividend date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

S-42

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar NY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar NY.

Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar NY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar NY.

3.	Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar NY's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  The monthly deduction includes a cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

  The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the contract. ReliaStar NY currently deducts this charge at an annual rate of 0.40% of the accumulation value of the Policy, in accordance with the terms of the Policy.

ReliaStar NY deducts a premium charge of 4.75% of each premium payment in Policy years one to ten and 4% after the tenth Policy year.

The monthly administrative charge is currently $7.50 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

S-43

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Surrender and Lapse Charges

As defined in the Policy, ReliaStar NY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Contract Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

4.	Related Party Transactions

  During the year ended December 31, 2003, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 0.75% of the average net assets of each respective Fund of the Trusts. Management fees also were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.60% to 0.90% of the average net assets of each respective Fund of the Trust.

S-44

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements
5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	$ 6	$ 2	$ 5	$ 9
The Alger American Fund:
Alger American Growth	289	277	542	227
Alger American Leveraged AllCap	57	21	60	29
Alger American MidCap Growth	240	415	422	112
Alger American Small Capitalization	155	73	114	37
American Funds Insurance Series:
American Funds Growth	28	1	-	-
American Funds Growth Income	-	-	-	-
American Funds International	-	-	-	-
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Contrafund®	748	593	602	146
Fidelity® VIP Equity-Income	291	251	366	173
Fidelity® VIP Growth	159	77	192	113
Fidelity® VIP High Income	53	25	58	31
Fidelity® VIP High Income SC2	-	-	-	-
Fidelity® VIP Index 500	1,006	450	857	1,067
Fidelity® VIP Investment Grade Bond	920	149	227	116
Fidelity® VIP Money Market	889	941	2,010	1,724
ING Investors Trust:
ING Limited Maturity Bond	1	-	-	-
ING MFS Mid-Cap Growth	32	11	76	46
ING MFS Total Return	-	-	-	-
ING T. Rowe Price Capital Appreciation	994	506	421	36
ING Van Kampen Real Estate	1	-	-	-
ING Income Shares:
ING VP Bond	3	1	27	13
ING Partners Inc:
ING UBS Tactical Asset Allocation	12	-	3	-
ING Van Kampen Comstock	16	7	1	-

S-45

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios Inc:
ING VP Index Plus LargeCap	$ 8	$ -	$ 1	$ -
ING VP Index Plus Mid Cap	8	-	-	-
ING VP Index Plus SmallCap	7	-	13	12
ING Variable Products Trust:
ING VP Disciplined LargeCap	3	1	7	2
ING VP Growth Opportunities	51	14	33	15
ING VP Growth + Value	110	121	230	195
ING VP High Yield Bond	13	9	65	20
ING VP International Value	289	72	219	55
ING VP MagnaCap	22	7	30	4
ING VP MidCap Opportunities	24	4	23	6
ING VP SmallCap Opportunities	82	93	188	158
Janus Aspen Series:
Janus Aspen Growth	154	153	215	241
Janus Aspen International Growth	107	30	88	63
Janus Aspen Mid Cap Growth	192	171	236	217
Janus Aspen Worldwide Growth	203	222	330	343
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity Bond	92	53	216	61
Neuberger Berman AMT Partners	148	157	86	74
Neuberger Berman AMT Socially Responsive	8	6	22	5
PIMCO Accumulation Trust:
OpCap Equity	59	31	136	62
OpCap Global Equity	27	24	37	7
OpCap Managed	136	42	74	15
OpCap Small Cap	84	27	188	101
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	6	4	4	-
Pioneer Small Cap Value VCT	2	-	-	-
Putnam Variable Trust:
Putnam VT Diversified Income	1	2	2	2
Putnam VT Growth and Income	138	142	144	92
Putnam VT New Opportunities	45	30	63	61
Putnam VT Small Cap Value	42	11	146	88
Putnam VT Voyager	203	225	347	266

S-46

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements
6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2003	2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	980	(1,123)
The Alger American Fund:
Alger American Growth	1,959	23,710
Alger American Leveraged AllCap	7,562	6,067
Alger American MidCap Growth	(9,714)	21,727
Alger American Small Capitalization	10,382	10,515
American Funds Insurance Series:
American Funds Growth	2,239	-
American Funds Growth Income	19	-
American Funds International	18	-
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Contrafund®	4,362	19,495
Fidelity® VIP Equity-Income	1,182	6,647
Fidelity® VIP Growth	3,774	2,775
Fidelity® VIP High Income	1,623	1,811
Fidelity® VIP High Income SC2	-	-
Fidelity® VIP Index 500	22,521	(12,134)
Fidelity® VIP Investment Grade Bond	38,991	4,901
Fidelity® VIP Money Market	(4,587)	16,989
ING Investors Trust:
ING Limited Maturity Bond	126	-
ING MFS Mid-Cap Growth	4,566	3,327
ING MFS Total Return	23	-
ING T. Rowe Price Capital Appreciation	41,391	37,015
ING Van Kampen Real Estate	45	-
ING Income Shares:
ING VP Bond	166	1,252
ING Partners Inc:
UBS Tactical Asset Allocation	1,381	410
Van Kampen Comstock	1,030	72
ING Variable Portfolios Inc:
ING Index Plus Large Cap	853	83
ING Index Plus Mid Cap	926	-
ING Index Plus Small Cap	845	-

S-47

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Variable Products Trust:
ING VP Disciplined LargeCap	295	379
ING VP Growth Opportunities	8,436	4,133
ING VP Growth + Value	(687)	1,476
ING VP High Yield Bond	(14)	4,284
ING VP International Value	13,990	10,610
ING VP MagnaCap	1,680	3,376
ING VP MidCap Opportunities	3,588	3,175
ING VP SmallCap Opportunities	(408)	298
Janus Aspen Series:
Janus Aspen Growth	292	(3,270)
Janus Aspen International Growth	7,027	2,419
Janus Aspen Mid Cap Growth	2,046	645
Janus Aspen Worldwide Growth	(2,501)	(1,983)
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity Bond	2,027	11,535
Neuberger Berman AMT Partners	(610)	764
Neuberger Berman AMT Socially Responsive	273	1,903
PIMCO Accumulation Trust:
OpCap Equity	2,396	6,284
OpCap Global Equity	18	2,572
OpCap Managed	9,261	5,356
OpCap Small Cap	4,552	5,949
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	177	487
Pioneer Small Cap Value VCT	213	30
Putnam Variable Trust:
Putnam VT Diversified Income	(151)	(133)
Putnam VT Growth and Income	(625)	2,090
Putnam VT New Opportunities	1,003	282
Putnam VT Small Cap Value	2,844	4,633
Putnam VT Voyager	(1,147)	3,074

S-48

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

7.	Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
AIM VI Dent Demographic Trends
2003	4	$5.00	$ 18	-%	0.00%	37.36%
2002	3	$3.64	9	-	0.00%	-32.20%
2001	4	$5.36	20	-	0.00%	-32.94%
2000	1	$8.00	9	*	*	*
Alger American Growth
2003	108	$13.28	1,435	-	0.00%	35.10%
2002	106	$9.83	1,043	0.04	0.00%	-32.99%
2001	82	$14.67	1,209	0.34	0.00%	-11.81%
2000	56	$16.63	938	*	*	*
Alger American Leveraged AllCap
2003	24	$5.65	136	-	0.00%	34.84%
2002	17	$4.19	69	0.01	0.00%	-33.91%
2001	10	$6.35	67	-	0.00%	-20.66%
2000	3	$8.00	24	*	*	*
Alger American MidCap Growth
2003	32	$17.94	569	-	0.00%	47.78%
2002	41	$12.14	503	-	0.00%	-29.54%
2001	20	$17.23	339	-	0.00%	-6.52%
2000	11	$18.43	205	*	*	*

S-49

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
Alger American Small Capitalization
2003	52	$8.99	$ 468	-%	0.00%	*****
2002	42	$6.32	263	-	0.00%	-26.22%
2001	31	$8.56	267	0.07	0.00%	-29.51%
2000	22	$12.15	273	*	*	*
American Funds Growth
2003	2	$12.60	28	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American Funds Growth Income
2003	-	$12.65	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American Funds International
2003	-	$13.55	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Fidelity® VIP Contrafund®
2003	57	$28.35	1,613	0.43	0.00%	28.45%
2002	53	$22.07	1,160	0.60	0.00%	-9.35%
2001	33	$24.34	804	1.15	0.00%	-12.24%
2000	21	$27.74	582	*	*	*

S-50

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
Fidelity® VIP Equity-Income
2003	31	$27.91	$ 875	1.71%	0.00%	30.36%
2002	30	$21.41	646	1.48	0.00%	-16.95%
2001	24	$25.78	606	2.24	0.00%	-4.96%
2000	19	$27.13	506	*	*	*
Fidelity® VIP Growth
2003	23	$25.00	566	0.22	0.00%	32.84%
2002	19	$18.82	355	0.23	0.00%	-30.10%
2001	16	$23.93	433	0.10	0.00%	-17.65%
2000	12	$32.70	377	*	*	*
Fidelity® VIP High Income
2003	9	$14.73	135	6.31	0.00%	27.31%
2002	8	$11.57	87	8.03	0.00%	3.44%
2001	6	$15.08	64	14.43	0.00%	18.96%
2000	4	$12.67	51	*	*	*
Fidelity® VIP High Income SC2
2003	-	****	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Fidelity® VIP Index 500
2003	101	$27.75	2,807	1.24	0.00%	28.41%
2002	79	$21.61	1,699	1.30	0.00%	-22.25%
2001	91	$27.80	2,523	1.05	0.00%	-12.10%
2000	42	$31.62	1,330	*	*	*

S-51

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
Fidelity® VIP Investment Grade Bond
2003	81	$19.13	$ 1,556	2.58%	0.00%	5.17%
2002	42	$18.19	771	3.82	0.00%	10.34%
2001	37	$16.48	618	1.61	0.00%	8.46%
2000	7	$15.19	105	*	*	*
Fidelity® VIP Money Market
2003	117	$15.49	1,811	1.03	0.00%	1.04%
2002	122	$15.33	1,863	1.65	0.00%	1.69%
2001	105	$15.08	1,576	4.66	0.00%	4.19%
2000	36	$14.47	522	*	*	*
ING Limited Maturity Bond
2003	-	$10.13	1	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING MFS Mid-Cap Growth
2003	8	$5.57	44	-	0.00%	39.25%
2002	3	$4.00	13	-	0.00%	0.00%
2001	-	$7.82	-	**	0.00%	**
2000	**	**	**	**	**	**
ING MFS Total Return
2003	-	$11.40	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

S-52

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
ING T. Rowe Price Capital Appreciation
2003	80	$12.84	$ 1,023	0.71%	0.00%	22.99%
2002	38	$10.24	392	6.00	0.00%	0.48%
2001	1	$10.19	13	**	0.00%	**
2000	**	**	**	**	**	**
ING Van Kampen Real Estate
2003	-	$12.98	1	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP Bond
2003	1	$11.43	16	-	0.00%	6.33%
2002	1	$10.75	13	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
UBS Tactical Asset Allocation
2003	2	$10.36	19	-	0.00%	27.43%
2002	-	$8.13	3	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Van Kampen Comstock
2003	1	$10.91	12	-	0.00%	29.88%
2002	-	$8.40	1	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-53

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
ING Index Plus Large Cap
2003	1	$10.40	$ 10	-%	0.00%	26.06%
2002	-	$8.25	1	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Index Plus Mid Cap
2003	1	$10.82	10	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Index Plus Small Cap
2003	1	$10.74	9	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP Disciplined LargeCap
2003	1	$11.57	13	-	0.00%	25.08%
2002	1	$9.25	8	1.58	0.00%	-22.08%
2001	-	$11.87	5	0.94	0.00%	-12.23%
2000	-	$13.52	4	*	*	*
ING VP Growth Opportunities
2003	18	$5.00	90	-	0.00%	32.98%
2002	10	$3.76	36	-	0.00%	-31.57%
2001	5	$5.49	30	-	0.00%	-38.56%
2000	2	$8.94	17	*	*	*

S-54

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
ING VP Growth + Value
2003	42	$12.74	$ 533	-%	0.00%	37.73%
2002	43	$9.25	393	-	0.00%	-37.33%
2001	41	$14.76	606	-	0.00%	-30.99%
2000	24	$21.39	507	*	*	*
ING VP High Yield Bond
2003	7	$10.46	77	6.99	0.00%	17.40%
2002	7	$8.91	66	11.27	0.00%	-1.14%
2001	3	$9.01	28	15.33	0.00%	0.69%
2000	1	$8.95	7	*	*	*
ING VP International Value
2003	32	$17.82	576	1.21	0.00%	29.88%
2002	18	$13.72	252	0.96	0.00%	-15.37%
2001	8	$16.21	126	2.25	0.00%	-11.67%
2000	5	$18.35	98	*	*	*
ING VP MagnaCap
2003	7	$9.21	61	-	0.00%	31.01%
2002	5	$7.03	35	1.23	0.00%	-22.76%
2001	2	$9.10	14	**	0.00%	**
2000	**	**	**	**	**	**
ING VP MidCap Opportunities
2003	8	$6.16	51	-	0.00%	36.59%
2002	5	$4.51	21	-	0.00%	-25.86%
2001	1	$6.08	9	0.02	0.00%	-32.92%
2000	1	$9.06	7	*	*	*

S-55

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
ING VP SmallCap Opportunities
2003	18	$25.38	$ 453	-%	0.00%	38.54%
2002	18	$18.32	334	-	0.00%	-43.59%
2001	18	$32.47	583	-	0.00%	-29.15%
2000	12	$45.83	545	*	*	*
Janus Aspen Growth
2003	54	$12.39	664	0.17	0.00%	31.81%
2002	53	$9.40	501	-	0.00%	-26.51%
2001	57	$12.80	724	0.11	0.00%	-24.82%
2000	35	$17.02	585	*	*	*
Janus Aspen International Growth
2003	27	$13.32	354	1.10	0.00%	34.82%
2002	20	$9.88	193	0.88	0.00%	-25.58%
2001	17	$13.27	228	1.64	0.00%	-35.47%
2000	11	$20.57	190	*	*	*
Janus Aspen Mid Cap Growth
2003	61	$13.33	815	-	0.00%	35.06%
2002	59	$9.87	583	-	0.00%	-27.93%
2001	58	$13.69	800	-	0.00%	-39.45%
2000	39	$22.61	889	*	*	*
Janus Aspen Worldwide Growth
2003	60	$12.60	762	1.00	0.00%	24.02%
2002	63	$10.16	640	0.87	0.00%	-25.50%
2001	65	$13.64	886	0.79	0.00%	-22.44%
2000	47	$17.59	817	*	*	*

S-56

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
Neuberger Berman AMT Limited Maturity Bond
2003	19	$13.61	$ 259	4.54%	0.00%	2.41%
2002	17	$13.29	226	3.95	0.00%	5.34%
2001	5	$12.62	69	3.25	0.00%	8.78%
2000	1	$11.60	14	*	*	*
Neuberger Berman AMT Partners
2003	37	$11.59	433	-	0.00%	35.08%
2002	38	$8.58	326	0.51	0.00%	-24.14%
2001	37	$11.31	421	0.53	0.00%	2.83%
2000	32	$11.63	369	*	*	*
Neuberger Berman AMT Socially Responsive
2003	2	$11.69	26	-	0.00%	34.37%
2002	2	$8.70	17	-	0.00%	-14.75%
2001	49	$10.20	-	-	0.00%	-3.58%
2000	12	$10.58	-	*	*	*
OpCap Equity
2003	13	$12.74	168	1.45	0.00%	28.56%
2002	11	$9.91	107	0.62	0.00%	-21.41%
2001	4	$12.61	57	0.54	0.00%	-7.02%
2000	1	$13.56	16	*	*	*
OpCap Global Equity
2003	9	$13.38	126	0.90	0.00%	31.56%
2002	9	$10.17	96	0.45	0.00%	-17.41%
2001	7	$12.31	84	-	0.00%	-13.82%
2000	6	$14.28	86	*	*	*

S-57

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
OpCap Managed
2003	19	$12.09	$ 235	1.19%	0.00%	21.75%
2002	10	$9.93	101	1.41	0.00%	-16.88%
2001	5	$11.94	58	2.42	0.00%	-4.91%
2000	3	$12.56	35	*	*	*
OpCap Small Cap
2003	20	$15.99	313	-	0.00%	42.64%
2002	15	$11.21	169	0.06	0.00%	-21.64%
2001	9	$14.30	130	1.11	0.00%	8.33%
2000	6	$13.20	77	*	*	*
Pioneer Mid Cap Value VCT
2003	1	$11.52	8	-	0.00%	37.47%
2002	-	$8.38	4	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Pioneer Small Cap Value VCT
2003	-	$10.31	3	-	0.00%	35.30%
2002	-	$7.62	-	-	0.00%	0.00%
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Putnam VT Diversified Income
2003	1	$17.70	26	8.00	0.00%	20.24%
2002	2	$14.72	24	8.71	0.00%	6.20%
2001	2	$13.86	24	11.03	0.00%	3.82%
2000	2	$13.35	25	*	*	*

S-58

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit	Net Assets	Income	Expense	Total
Division	(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
Putnam VT Growth and Income
2003	19	$25.56	$ 474	2.10%	0.00%	27.74%
2002	19	$20.01	384	1.68	0.00%	-18.79%
2001	17	$24.64	421	2.20	0.00%	-6.16%
2000	13	$26.26	331	*	*	*
Putnam VT New Opportunities
2003	9	$18.45	159	-	0.00%	32.64%
2002	8	$13.91	106	-	0.00%	-30.29%
2001	7	$19.95	146	-	0.00%	-29.99%
2000	4	$28.49	105	*	*	*
Putnam VT Small Cap Value
2003	8	$13.53	113	-	0.00%	50.00%
2002	5	$9.02	49	0.20	0.00%	-18.06%
2001	1	$11.01	9	**	0.00%	**
2000	**	**	**	**	**	**
Putnam VT Voyager
2003	41	$24.13	987	0.67	0.00%	25.16%
2002	42	$19.28	811	0.81	0.00%	-26.34%
2001	39	$26.17	1,020	0.16	0.00%	-22.24%
2000	28	$33.65	943	*	*	*

S-59

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division		(000's)	Fair Value	(000's)	RatioA	RatioB	ReturnC
*	Not provided for 2000
**	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
***	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
****	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.
*****	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-60
ReliaStar Life Insurance Company of New York

Index to Financial Statements

Page

Report of Independent Auditors	F-2

Financial Statements:

Income Statements for the years ended December 31, 2003, 2002 and 2001	F-3

Balance Sheets as of December 31, 2003 and 2002	F-4

Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001	F-5

Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001	F-6

Notes to Financial Statements	F-7

F-1

Report of Independent Auditors

The Board of Directors
ReliaStar Life Insurance Company of New York

  We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2003 and 2002 and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting for goodwill and other intangible assets effective January 1, 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

F-2
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Income Statements
(Millions)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002*	2001
Revenues:
Premiums	$ 61.8	$ 55.0	$ 60.2
Fee income	94.7	98.2	90.4
Net investment income	124.4	133.1	142.3
Net realized capital gains (losses)	10.6	(3.2)	10.6
Other income	4.0	5.5	7.6
Total revenue	295.5	288.6	311.1

Benefits, losses and expenses:
Benefits:
Interest credited and other benefits
to policyholders	147.5	176.3	158.6
Underwriting, acquisition, and insurance expenses:
General expenses	36.9	29.3	51.5
Amortization:
Deferred policy acquisition costs and value
of business acquired	30.9	32.6	26.5
Goodwill	-	-	22.6
Total benefits, losses and expenses	215.3	238.2	259.2

Income before income taxes	80.2	50.4	51.9
Income tax expense	26.3	17.8	26.1
Income before cumulative effect of change
in accounting principle	53.9	32.6	25.8
Cumulative effect of change in accounting principle	-	(865.0)	-
Net income (loss)	$ 53.9	$ (832.4)	$ 25.8

* See Note 1.

The accompanying notes are an integral part of these financial statements.
F-3
ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Balance Sheets (Millions)

	As of December 31,
	2003	2002
Assets
Investments:
Fixed maturities, available for sale, at fair value
(amortized cost of $1,642.8 at 2003 and $1,523.0 at 2002)	$ 1,718.0	$ 1,601.5
Equity securities, at fair value (cost of $4.4 at 2003 and 2002)	4.2	4.4
Mortgage loans on real estate	209.7	243.6
Policy loans	86.6	85.2
Short-term investments	2.1	55.6
Other investments	12.8	11.9
Securities pledged to creditors (amortized cost of $1.9 at 2003 and $0.9 at 2002)	1.9	0.9
Total investments	2,035.3	2,003.1

Cash and cash equivalents	10.4	2.4
Accrued investment income	18.9	19.3
Accounts and notes receivable	13.1	6.9
Reinsurance recoverable	67.8	54.6
Deferred policy acquisition costs	74.6	61.3
Value of business acquired	36.5	48.2
Receivable for securities sold	7.1	0.5
Deferred income taxes	20.2	26.1
Other assets	10.2	4.7
Assets held in separate accounts	523.1	429.4
Total assets	$ 2,817.2	$ 2,656.5

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 1,614.3	$ 1,580.5
Unearned premiums	0.3	0.2
Other policy claims, policyholders' and benefits payable	37.4	41.7
Other policyholder's funds	25.3	23.3
Total policy liabilities and accruals	1,677.3	1,645.7

Current income taxes	3.7	12.3
Other borrowed money	103.4	74.2
Other liabilities	55.1	69.1
Liabilities related to separate accounts	523.1	429.4
Total liabilities	2,362.6	2,230.7

Shareholder's equity:
Common stock (1,377,863 shares authorized, issued and outstanding,
$2.00 per share par value)	2.8	2.8
Additional paid-in capital	1,200.1	1,225.6
Accumulated other comprehensive income	35.8	35.4
Retained deficit	(784.1)	(838.0)
Total shareholder's equity	454.6	425.8
Total liabilities and shareholder's equity	$ 2,817.2	$ 2,656.5

The accompanying notes are an integral part of these financial statements. F-4

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Statements of Changes in Shareholder's Equity (Millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity
Balance at December 31, 2000	$ 2.8	$ 1,194.6	$ 9.4	$ 1.0	$ 1,207.8

Dividends to Shareholder	-	-	-	(18.0)	(18.0)
Comprehensive income:
Net income	-	-	-	25.8	25.8
Other comprehensive income,
net of tax:
Unrealized (loss) on securities
($(4.5) pretax)	-	-	(2.9)	-	(2.9)
Comprehensive income					22.9
Balance at December 31, 2001	2.8	1,194.6	6.5	8.8	1,212.7

Capital contribution	-	31.4	-	-	31.4
Other	-	(0.4)	-	-	(0.4)
Dividends to Shareholder	-	-	-	(14.4)	(14.4)
Comprehensive income:
Net loss	-	-	-	(832.4)	(832.4)
Other comprehensive income,
net of tax:
Unrealized gain on securities
($45.1 pretax)	-	-	28.9	-	28.9
Comprehensive loss					(803.5)
Balance at December 31, 2002	2.8	1,225.6	35.4	(838.0)	425.8

Dividends to Shareholder	-	(25.5)	-	-	(25.5)
Comprehensive income:
Net income	-	-	-	53.9	53.9
Other comprehensive income,
net of tax:
Unrealized gain on securities
($0.6 pretax)	-	-	0.4	-	0.4
Comprehensive income					54.3
Balance at December 31, 2003	$ 2.8	$ 1,200.1	$ 35.8	$ (784.1)	$ 454.6

The accompanying notes are an integral part of these financial statements. F-5
ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Statements of Cash Flows (Millions)
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002	2001
Cash Flows from Operating Activities:
Net income (loss)	$ 53.9	$ (832.4)	$ 25.8
Adjustments to reconcile net income to net cash
provided by operating activities:
Interest credited to insurance	42.5	45.5	43.0
Future policy benefits	(62.7)	(75.3)	(77.9)
Net realized capital (gains) losses	(10.6)	2.7	(10.6)
Increase (decrease) in receivables and payables	(5.0)	(29.1)	28.9
(Increase) decrease in deferred policy acquisition costs	(13.3)	(19.7)	(34.1)
(Increase) decrease in value of business acquired	11.7	16.7	26.5
Amounts due to related parties	(43.8)	49.9	(58.4)
Provision for deferred income taxes	5.4	3.5	2.4
Impairment of goodwill	-	865.0	-
Amortization of goodwill	-	-	22.6
Other	10.0	(1.6)	(30.9)
Net cash provided by (used for) operating activities	(11.9)	25.2	(62.7)

Cash Flows from Investing Activities:
Proceeds from the sale, maturity or repayment of:
Fixed maturities available for sale	2,767.9	2,248.5	1,354.5
Equity securities	0.1	-	1.0
Mortgages	32.3	21.9	10.2
Short-term investments	53.5	-	-
Acquisition of investments:
Fixed maturities available for sale	(2,879.3)	(2,290.5)	(1,371.2)
Equity securities	-	(0.8)	-
Short-term investments	-	(35.1)	(2.1)
Mortgages	(10.0)	-	(29.5)
Decrease in policy loans	(1.4)	(0.2)	(0.6)
Other, net	(0.9)	(5.1)	(1.8)
Net cash used for investing activities	(37.8)	(61.3)	(39.5)

Cash Flows from Financing Activities:
Deposits and interest credited for investment contracts	151.0	149.0	145.2
Maturities and withdrawals from insurance contracts	(97.0)	(83.2)	(130.9)
Increase in borrowed money	29.2	(1.2)	-
Dividends to shareholder	(25.5)	(14.4)	(18.0)
Increase in borrowed money	-	-	90.5
Net cash provided by financing activities	57.7	50.2	86.8

Net increase (decrease) in cash and cash equivalents	8.0	14.1	(15.4)
Cash received from First Golden	-	5.8	-
Cash and cash equivalents, beginning of period	2.4	(17.5)	(2.1)
Cash and cash equivalents, end of period	$ 10.4	$ 2.4	$ (17.5)
Supplemental cash flow information:
Income taxes paid, net	$ 29.5	$ 2.7	$ 28.1

The accompanying notes are an integral part of these financial statements. F-6

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

1. Significant Accounting Policies

Principles of Consolidation

  Until October 1, 2003, ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut Life"), a Minnesota domiciled insurance company, which provides financial products and services in the United States. Effective October 1, 2003, Security-Connecticut merged with and into ReliaStar Life Insurance Company ("ReliaStar Life") causing the Company to be a direct subsidiary of ReliaStar Life. ReliaStar Life is a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.

  On September 1, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect, wholly-owned subsidiary of ING, acquired ReliaStar Financial Corp. ("ReliaStar"), of which the Company is part, for approximately $6 billion. The purchase price was comprised of approximately $5.1 billion in cash and the assumption of $917 million of outstanding debt and other net liabilities.

  On April 1, 2002, ReliaStar Life acquired First Golden American Life Insurance Company of New York ("First Golden"), an affiliated entity, for a purchase price of $27.7 million in cash and $0.2 million in receivables. The purchase price was based on First Golden's statutory-basis book value. ReliaStar Life contributed First Golden to Security-Connecticut at GAAP book value. Security-Connecticut contributed First Golden to RLNY and First Golden was dissolved into RLNY at GAAP book value. The contribution of First Golden to RLNY was recorded as an increase to stockholder's equity of $31.4 million which equaled First Golden's April 1, 2002 GAAP book value. Approval for the merger was obtained from the insurance departments of the states of New York and Delaware.

  Statement of Financial Accounting Standards ("FAS") No. 141 Business Combinations excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 Business Combinations. In accordance with Opinion No. 16, the statement of financial position and other financial information is presented as of the beginning of the period being presented in the financial statements. The Company has recorded amounts as though the assets and liabilities had been transferred at January 1, 2002 on a combined basis. The 2001 information was not restated due to the immateriality of the First Golden amounts to the prior periods.

F-7

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

Description of Business

  The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states and the District of Columbia.

Recently Adopted Accounting Standards

Accounting for Goodwill and Intangible Assets

  During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, Goodwill and Other Intangible Asset ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $865.0 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

  Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $22.6 million for the year ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for the period presented, the Company's net income would have been as follows:

Year ended
December 31,
2001
(Millions)

Reported net income after tax	$ 25.8
Add back goodwill amortization, net of tax	22.6
Adjusted net income after tax	$ 48.4

Accounting for Derivative Instruments and Hedging Activities

  In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain

F-8

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Hedging Activities - an Amendment of FAS No. 133, and certain FAS No.133 implementation issues. This Standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

  The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

  The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives. Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that it has no investment or insurance products that are applicable to require implementation of the guidance, and therefore, the guidance had no impact on the Company's financial position, results of operations or cash flows.

F-9

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
Guarantees

  In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its significant guarantees are excluded from the scope of this interpretation.

Variable Interest Entities

  In January 2003, the FASB issued FASB Interpretation 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No.51 (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

  In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

  FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

f-10

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:

Asset Type	Purpose	Book Value (1)	Market Value
Private Corporate Securities - synthetic leases;
project financings; credit tenant leases	Investment Holdings	$ 220.6	$ 235.6

Foreign Securities - US VIE subsidiaries of
foreign companies	Investment Holdings	23.3	24.2

Commercial Mortgage Obligations (CMO)	Investment Holdings
	and/or Collateral Manager	403.9	406.5

Collateralized Debt Obligations (CDO)	Investment Holdings	20.3	21.4

Asset-Backed Securities (ABS)	Investment Holdings	70.3	75.6

Commercial Mortgage Backed Securities (CMBS)	Investment Holdings	106.1	115.4

(1) Represents maximum exposure to loss except for those structures for which the Company also reserves asset management fees.

New Accounting Pronouncements

  In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

Reclassifications and Changes to Prior Year Presentation

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

F-11

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  During 2003, certain changes were made to the 2002 Income Statement presentation to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):

	Previously
	Reported		Restated
Revenues	2002	Adjustments	2002
Premiums	$ 66.2	$ (11.2)	$ 55.0
Fee income	94.3	3.9	98.2
Net investment income	130.8	2.3	133.1
Net realized capital gains	(2.7)	(0.5)	(3.2)
Other	11.7	(6.2)	5.5
Total revenue	$ 300.3	$ (11.7)	$ 288.6

Benefits, losses and expenses:
Interest credited and other
benefits to policyholders	$ 181.1	$ (4.8)	$ 176.3
General expenses	36.2	(6.9)	29.3
Amortization of DAC/VOBA	32.6	-	32.6
Total expenses	$ 249.9	$ (11.7)	$ 238.2

Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

  All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

F-12

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of the time and the extent to which the fair value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than book value and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

  Realized capital gains and losses on investments are included in the income statement. Unrealized capital gains and losses on investments are reflected in shareholder's equity, net of related income taxes.

  Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income.

The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

F-13

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  In accordance with FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," general account securities on loan are reflected on the Balance Sheets as "securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

  Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

  Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss

Policy loans are carried at unpaid principal balances, net of impairment reserves.

  Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

  The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

  On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an

F-14

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

  The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 or 30 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:

(Millions)
Balance at December 31, 2000	$ 93.8
Adjustment for FAS No. 115	(14.5)
Additions	8.6
Interest accrued at 5% - 7%	4.4
Amortization	(27.6)
Balance at December 31, 2001	64.7
Adjustment for FAS No. 115	(4.0)
Additions	4.5
Interest accrued at 5% - 7%	1.1
Amortization	(18.1)
Balance at December 31, 2002	48.2
Adjustment for FAS No. 115	6.8
Additions	3.5
Interest accrued at 5% - 7%	0.5
Amortization	(22.5)
Balance at December 31, 2003	$ 36.5

F-15

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.0 million, $6.2 million, $5.4 million, $4.9 million and $4.2 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

  As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $1.5 million before tax, or $1.0 million, net of $0.5 million of federal income tax benefit.

  During 2003, the Company reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded an acceleration of DAC/VOBA amortization totaling $5.4 million before tax, or $3.5 million, net of $1.9 million of federal income tax benefit due to the change in the equity return assumption along with other prospective assumption changes.

Policy Liabilities and Accruals

  Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

  Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.0% to 7.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

F-16

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

Revenue Recognition

  For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of policyholders or contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders or contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life policies and annuity contracts are invested, as designated by the contractholder or policyholder (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

F-17

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

  The Company utilizes reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

Income Taxes

  The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

  Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

  Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

F-18

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
2. Investments

Fixed maturities available for sale as of December 31 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2003	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 7.5	$ 0.3	$ -	$ 7.8
States, municipalities and political
subdivisions	1.8	0.1	-	1.9
U.S. corporate securities:
Public utilities	127.6	9.3	0.5	136.4
Other corporate securities	838.5	57.9	6.2	890.2
Total U.S. corporate securities	966.1	67.2	6.7	1,026.6

Foreign securities:
Government	28.0	0.4	0.2	28.2
Other	141.2	6.9	2.8	145.3
Total foreign securities	169.2	7.3	3.0	173.5
Mortgage-backed securities	399.8	4.0	1.3	402.5
Other asset-backed securities	100.3	8.6	1.3	107.6
Total fixed maturities, including
fixed maturities pledged to creditors	1,644.7	87.5	12.3	1,719.9
Less: Fixed maturities pledged to creditors	1.9	-	-	1.9
Fixed maturities	$ 1,642.8	$ 87.5	$ 12.3	$ 1,718.0

F-19
ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2002	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 96.6	$ 1.8	$ -	$ 98.4
States, municipalities and political
subdivisions	1.7	0.1	-	1.8
U.S. corporate securities:
Public utilities	104.3	8.0	1.1	111.2
Other corporate securities	805.3	67.7	10.5	862.5
Total U.S. corporate securities	909.6	75.7	11.6	973.7
Foreign securities:
Government	3.4	0.4	-	3.8
Total foreign securities	3.4	0.4	-	3.8
Mortgage-backed securities	367.4	8.2	0.1	375.5
Other asset-backed securities	145.2	9.0	5.0	149.2
Total fixed maturities, including	1,523.9	95.2	16.7	1,602.4
fixed maturities pledged to creditors
Less: fixed maturities pledged to creditors	0.9	-	-	0.9
Fixed maturities	$ 1,523.0	$ 95.2	$ 16.7	$ 1,601.5

At December 31, 2003 and 2002, net unrealized appreciation of $75.2 million and $78.5 million, respectively, on available-for-sale fixed maturities.

The aggregate unrealized losses and related fair value of investments with unrealized losses as of December 31, 2003, are shown below by duration:

	Unrealized	Fair
	Loss	Value
(Millions)
Duration category:
Less than six months below cost	$ 3.1	$ 238.6
More than six months and less than twelve months below cost	5.1	165.6
More than twelve months below cost	4.1	23.2
Fixed maturities	$ 12.3	$ 427.4

  Of the losses more than 6 months and less than 12 months in duration of $5.1 million, there were $2.0 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $3.1 million as of December 31, 2003 included the following items:

F-20

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

    $0.8 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $13.0 million.

    $0.7 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $14.6 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that it can expect the debt to be serviced in accordance with the contractual terms.

    $1.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1.5 million for which the carrying amount was $28.2 million. The Company's credit exposures are well-diversified in these markets including metals and beverage companies.

The remaining unrealized losses totaling $0.3 million relate to a carrying amount of $9.8 million.

  An analysis of the losses more than 12 months in duration of $4.1 million follows. There were $0.9 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $3.5 million as of December 31, 2003 included the following significant items:

    $1.9 million of unrealized losses relating to the airline industries, for which the carrying amount was $11.9 million. During 2003, the airline industry continued to suffer from decreased passenger volumes and a gradually improving economy. The majority of our airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). The analysis at year-end indicates the specific collateral backing our EETC investments predominantly is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

    $0.7 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $2.5 million.

The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $4.4 million.

F-21

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
(Millions)	Cost	Value
Due to mature:
One year or less	$ 33.1	$ 34.1
After one year through five years	419.8	441.8
After five years through ten years	377.1	401.4
After ten years	208.6	217.2
Mortgage-backed securities	505.8	517.8
Other asset-backed securities	100.3	107.6
Less: fixed maturities securities pledged to creditor	1.9	1.9
Fixed maturities	$ 1,642.8	$ 1,718.0

At December 31, 2003 and 2002, fixed maturities with carrying values of $6.1 million and $5.7 million, respectively, were on deposit as required by regulatory authorities.

  Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as a component of other borrowed money on the Balance Sheets.

  The repurchase obligation totaled $101.3 and $73.1 million at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003 or 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

  During 2003, the Company determined that eight fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $4.7 million to reduce the carrying value of the fixed maturities to their combined fair value of $7.5 million. During 2002, the Company determined that twenty two fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying

F-22

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  value of the fixed maturities to their combined fair value of $25.9 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.9 million to reduce the carrying value of the fixed maturities to their fair value of $11.4 million.

3. Financial Instruments

Estimated Fair Value

  The following disclosures are made in accordance with the requirements of FAS No. 107, Disclosures about Fair Value of Financial Instruments. FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

  FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bonds. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

  Equity securities: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

F-23

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

  Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

  Investment contract liabilities: The fair values for deferred annuities are estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

  The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

Claim and other deposit funds: The carrying amounts for claim and other deposit funds approximate the liabilities' fair values.

Other financial instruments reported as liabilities: The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

F-24

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

	2003		2002
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
(Millions)
Assets:
Fixed maturity securities	$ 1,718.0	$ 1,718.0	$ 1,601.5	$ 1,601.5
Equity securities	4.2	4.2	4.4	4.4
Mortgage loans on real estate	209.7	235.1	243.6	275.6
Policy loans	86.6	86.6	85.2	85.2
Cash and short-term investments	12.5	12.5	58.0	58.0
Assets held in separate accounts	523.1	523.1	429.4	429.4

Liabilities:
Investment contract liabilities:
Deferred annuities	382.9	307.6	411.3	409.6
Supplementary contracts and
immediate annuities	13.3	13.3	13.1	13.1
Liabilities related to separate accounts	523.1	523.1	429.4	429.4

  Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

F-25

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
4. Net Investment Income

Sources of net investment income were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 102.2	$ 108.7	$ 116.2
Equity securities	-	0.5	0.1
Mortgage loans	18.7	20.7	21.4
Policy loans	5.8	5.9	6.4
Short term investments and cash equivalents	0.2	0.3	1.4
Other	(0.9)	(0.7)	1.2
Gross investment income	126.0	135.4	146.7
Less: investment expense	(1.6)	(2.3)	(4.4)
Net investment income	$ 124.4	$ 133.1	$ 142.3

Dividend Restrictions and Shareholder's Equity

The Company paid $25.5 and $14.4 million in cash dividends to its Parent in 2003 and 2002, respectively.

  The Company did not receive capital contributions in 2003. The Company did receive capital contributions in 2002. The amount contributed was $31.4 million from Security-Connecticut related to the First Golden merger (refer to Note 1).

  The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

  Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company. Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

F-26

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  The underlying statutory capital and surplus of the Company was $278.7 million and $267.0 million at December 31, 2003 and 2002, respectively. Statutory net income was $42.8, $18.0 million, and $11.0 million for the years ended December 31, 2003, 2002, and 2001, respectively.

  As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

  For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $11.9 million.

  The Company maintains a $121.9 million reciprocal loan agreement with ING AIH, a perpetual $30.0 million revolving note facility with Bank of New York and a $30.0 million revolving note facility with SunTrust Bank which expires on July 30, 2004.

6. Capital Gains and Losses

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 10.2	$ (2.5)	$ 11.8
Equity securities	(0.1)	0.2	(0.4)
Other investments	0.5	(0.9)	(0.8)
Pretax realized capital gains (losses)	$ 10.6	$ (3.2)	$ 10.6
After-tax realized capital gains (losses)	$ 6.9	$ (2.0)	$ 6.9

Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Proceeds on sales	$ 1,677.2	$ 1,424.2	$ 1,277.5
Gross gains	23.7	39.7	24.8
Gross losses	13.5	42.2	13.0

F-27

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ (3.3)	$ 33.6	$ 15.7
Equity securities	(0.2)	0.1	0.1
Other investments	4.3	11.4	(20.3)
	0.8	45.1	(4.5)
Less: Increase (decrease) in deferred
income taxes	0.4	16.2	(1.6)
Net changes in accumulated other
comprehensive income (loss)	$ 0.4	$ 28.9	$ (2.9)

Shareholder's equity included the following accumulated other comprehensive income (loss):

	As of	As of	As of
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Net unrealized capital gains (losses):
Fixed maturities	$ 75.2	$ 78.5	$ 44.9
Equity securities	(0.2)	-	(0.1)
Other	(19.2)	(23.5)	(34.9)
	55.8	55.0	9.9
Less: Deferred income taxes	20.0	19.6	3.4
Net accumulated other comprehensive
income (loss)	$ 35.8	$ 35.4	$ 6.5

F-28

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Unrealized holding gains (losses) arising
the year (1)	$ 7.3	$ 30.7	$ (9.8)
Less: reclassification adjustment for gains
(losses) and other items included in
net income (2)	6.9	1.8	(6.9)
Net unrealized gains (losses) on securities	$ 0.4	$ 28.9	$ (2.9)

(1)	Pretax unrealized holding gains (losses) arising during the year were $11.2, $47.1 million and $(14.9) million for the years ended December 31, 2003 2002 and 2001, respectively.
(2)

  Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.6, $2.6 million and $(10.5) million, for the years ended December 31, 2003, 2002 and 2001, respectively

7. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

(Millions)	2003	2002	2001
Balance at January 1	$ 17.5	$ 14.5	$ 14.1
Less reinsurance recoverable	14.2	13.4	11.1
Net balance at January 1	3.3	1.1	3.0
Incurred related to:
Current year	4.0	1.1	0.6
Prior years	1.3	1.2	0.5
Total incurred	5.3	2.3	1.1
Paid related to:
Current year	-	(0.2)	0.5
Prior years	2.6	0.3	2.5
Total Paid	2.6	0.1	3.0
Net balance at December 31	6.0	3.3	1.1
Plus reinsurance recoverables	11.0	14.2	13.4

Balance at December 31	$ 17.0	$ 17.5	$ 14.5

F-29

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
8. Income Taxes

  The Company files a consolidated federal income tax return with ReliaStar Life Insurance Company. The Company is allocated an amount approximating the tax the member would have incurred were it not a member of a consolidated group and shall receive benefit for the use of its tax saving attributes used in the consolidated return.

Income taxes from continuing operations consist of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Current taxes
Federal	$ 20.9	$ 14.3	$ 23.7

Total current taxes	20.9	14.3	23.7
Deferred taxes
Federal	5.4	3.5	2.4
Total deferred taxes	5.4	3.5	2.4
Total	$ 26.3	$ 17.8	$ 26.1

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended	Year ended,	Year ended,
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Income from continuing operations
before income taxes	$ 80.2	$ 50.4	$ 51.9
Tax rate	35%	35%	35%
Application of the tax rate	28.1	17.6	18.2
Tax effect of:
Goodwill amortization		-	7.9
Prior year deferred tax adjustment	(1.5)	-	-
Other	(0.3)	0.2	-
Income taxes	$ 26.3	$ 17.8	$ 26.1

F-30

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

(Millions)	2003	2002
Deferred tax assets:
Deferred policy acquisition costs	$ 4.7	$ 4.8
Insurance reserves	47.9	53.9
Investment losses	10.2	11.7
Legal reserve	5.1	5.3
Other	1.3	4.6
Total gross assets	69.2	80.3

Deferred tax liabilities:
Present value of future profits	(17.1)	(24.9)
Net unrealized capital gains	(26.2)	(27.6)
Other	(5.7)	(1.7)
Total gross liabilities	(49.0)	(54.2)
Net deferred tax asset	$ 20.2	$ 26.1

  Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2003 and 2002, no valuation allowance was required for unrealized capital gains and losses.

  The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $11.3 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

  The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through 1999. There were no material adjustments made as a result of the examinations. The Service has commenced its examinations for the years 2000 and 2001.

F-31

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
9. Employee Benefit Plans

Pension Plans

  The Company utilizes the employees of ING and its affiliates, primarily ReliaStar Life. Benefit charges to the Company for the years ended December 31, 2003 and 2002 were not significant. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2003. During 2003 and 2002, the Company was not allocated charges related to the ING America Supplemental Executive Retirement Plan that covers certain employees of the Company.

  ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates are eligible to participate, including the Company's employees. During 2003, 2002 and 2001, the Company matching contribution charges associated with the Savings Plan were not significant.

  In addition to providing retirement plan benefits, the Company, in conjunction with ING, provides certain health care insurance benefits for retired employees and their eligible dependents. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. No post-retirement health care benefit charges were allocated to the Company for the years ended December 31, 2003, 2002 and 2001.

10. Related Party Transactions

Investment Advisory

  The Company entered into an asset management agreement with ING Investment Management, LLC ("IIM"), an affiliate, January 1, 2001, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2003, 2002, and 2001 the Company incurred fees of $1.5 million, $2.2 million, and $2.1 million, respectively, under this agreement.

Reciprocal Loan Agreement

  RLNY maintained a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expired January 30, 2004, RNLY and ING AIH could borrow up to $121.9 million from one another.

F-32

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  Interest on any ING AIH borrowing is charged at a rate based on the prevailing rate of U.S. commercial paper available for purchase with similar duration. Under this greement, the Company did not incur significant interest income or interest expense for the years ended December 31, 2003, 2002 and 2001. At December 31, 2003, the Company had a $26.7 million receivable from ING AIH.

11. Reinsurance

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company's retention limits as stated below.

  At December 31, 2003, RLNY had reinsurance treaties with sixty-one authorized unaffiliated reinsurers and four affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

  The Company's retention limit is $300,000 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risk assumed. RLNY obtained letters of credit in the amount of $2.0 million from Fleet Bank, $1.1 million from JPMorgan/Chase Bank, $0.8 million from U.S. Bank, $3.8 million from Bank One and $0.5 from Mellon Bank.

The effect of reinsurance on premiums and recoveries was as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Direct premiums	$ 93.8	$ 87.5	$ 87.3
Reinsurance assumed	4.0	4.0	3.3
Reinsurance ceded	(36.0)	(36.5)	(30.4)
Net premiums	61.8	55.0	60.2
Reinsurance recoveries	$ 11.8	$ 21.3	$ 29.2

F-33

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements
12. Commitments and Contingent Liabilities

Leases

  For the year ended December 31, 2003, 2002, and 2001, rent expense for leases was $0.4 million, $0.3 million and $0.0 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2007 are estimated to be $0.1 million, $0.1 million, $0.1 million, $0.1 million, respectively, and no future net minimum payment thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2003 and 2002, the Company had to fund subscriptions of $28.9 million and $26.2 million, respectively.

Litigation

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Other Regulatory Matters

  Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

F-34

ReliaStar Life Insurance Company of New York (A wholly-owned subsidiary of ReliaStar Life Insurance Company) Notes to Financial Statements

  In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

  The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

  These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

  In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

  ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

F-35

333-52358	May 2004

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)	Distribution Agreement between ReliaStar Life Insurance Company of New York and ING America Equities, Inc.
(2)

  Amendment to Distribution Services Agreement dated March 7, 2002 by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(3)	Specimens of WSSI Selling Agreements. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

  Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18. 2002.)

(d)	(1)	Form of Policy Available (together with available Policy riders). (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(2)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)
(e)	(1)	Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)	Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

  Participation Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc.

(b)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc.

		(b)	Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc.
		(c)	Service Agreement dated as of August 8, 1997 between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc.
	(3)	(a)

  Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

  Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

  Participation Agreement dated as of March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

  Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.

(c)

  Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

		(d)	Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.
		(e)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.
(f)

  Amendment No. 5 to Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

		(g)	Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation.
(h)

  Participation Agreement dated March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(i)

  Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

(j)

  Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(k)

  Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.

		(l)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.
(m)

  Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(n)

  Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

		(o)	Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation.
		(p)	Form of Service Contract with Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6EL24/A, File Number 333-19123, as filed on May 9, 1997.)
(q)

  Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File Number 333-19123, as filed on May 9, 1997.)

	(5)	(a)

  Participation Agreement dated as of May 1, 2002 by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(6)	(a)	Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc.
	(7)	(a)

  Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

  Amendment dated as of March 13, 2002 to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

  Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

  Service Agreement effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

		(e)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2002 by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc.
(f)

  Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement dated December 6, 2001 by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(8)	(a)

  Participation Agreement dated as of May 1, 2002 by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(9)	(a)	Participation Agreement dated as of May 1, 2001 by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc.
(b)

  Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

  Amendment dated as of August 30, 2002 to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(10)	(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series.
(b)

  Amendment dated as of October 8, 1998 to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series.

		(c)	Amendment dated as of January 6,1999 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series.
		(d)	Letter Agreement dated August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation.
		(e)	Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York.
(f)

  Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, as filed on April 18, 2002.)

	(11)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Banker's Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

(d)

  Letter Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Neuberger Berman Management Incorporated. (Incorporated by reference to Pose-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

  Participation Agreement by and between ReliaStar's Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York, OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

  Participation Agreement dated as of January 8, 1997 by and among Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, as filed on May 9, 1997.)

		(b)	Amendment No. 1 dated as of March 3, 1998 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp.
		(c)	Amendment No. 2 dated March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp.
(d)

  Amendment No. 3 dated March 30, 2001 to Participation Agreement among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(i)	(1)

  Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.).

(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401	Chairman, Director, President and Chief Executive Officer
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156	Director and Senior Vice President
R. Michael Conley*	Director
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Ulric S. Haynes, Jr.*	Director
Audrey R. Kavanagh, 100 Washington Square, Minneapolis, MN 55401	Director
James F. Lille*	Director
Gregory McGreevey, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Vice President, Investments
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Director and Senior Vice President
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165	Director
Ross M. Weale, Putnam County Economic Development Corporation, 34 Gleneida Avenue, Carmel, NY 10512	Director
David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Senior Vice President and Chief Financial Officer
Michael L. Emerson, 20 Washington Avenue S, Minneapolis, MN 55401	President, ING Re, Group Reinsurance
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President and Chief Administrative Officer
Roger D. Roenfeldt, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President and Chief Marketing Officer
Robert Francis, 6140 Stonehedge Mall Road, Suite 375, Pleasanton, CA 94588	Senior Vice President
Shaun P. Matthews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
James R. McInnis, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005	Vice President, Chief Compliance Officer and Assistant Secretary
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156	Vice President and General Counsel
Kimberly Curley, 1290 Broadway, Denver CO 80203	Vice President and Illustration Actuary
John D. Currier, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President and Illustration Actuary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Craig Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Laurie M. Tillinghast, 151 Farmington Avenue, Hartford, CT 06156	Vice President
David P. Wilken, 20 Washington Ave S - 6th Floor, Minneapolis, MN 55401	Vice President
Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary
*	These Directors and Officers do not have a business address.
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 29	Indemnification

  ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of New York, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

  Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 30	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company, Security Life of Denver Insurance Company, Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$782,199

*	Includes payments to agent/registered representatives, brokers/dealers and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.

Item 31	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.

Item 33	Fee Representations

  ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to this Registration Statement on Form N-6 (File No. 333-52358) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 12th day of April, 2004.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

	By:	James R. Gelder*
James R. Gelder Chairman ,President and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

James R. Gelder*	Director, Chairman, President and Chief Executive Officer
James R. Gelder	(principal executive officer)

Brian D. Comer*	Director
Brian D. Comer

R. Michael. Conley*	Director
R. Michael Conley

Keith Gubbay*	Director	April
Keith Gubbay		12, 2004

Ulric S. Haynes, Jr.*	Director
Ulric S. Haynes, Jr.

Audrey R. Kavanagh*	Director
Audrey R. Kavanagh

James Lille*	Director
James Lille

Gregory McGreevey*	Director
Gregory McGreevey

Stephen J. Preston*	Director
Stephen J. Preston

Mark A. Tullis*	Director
Mark A. Tullis

Charles B. Updike*	Director
Charles B. Updike

Ross M. Weale*	Director
Ross M. Weale

David Wheat*	Director, Sr. Vice President and Chief Financial Officer
David Wheat	(principal accounting and financial officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

26-(c)(1)	Distribution Agreement between ReliaStar Life Insurance Company of New York and ING America Equities, Inc.

26-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

26-(h)(1)(a)

  Participation Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc.

26-(h)(2)(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc.

26-(h)(2)(b)	Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc.

26-(h)(2)(c)	Service Agreement dated as of August 8, 1997 between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc.

26-(h)(4)(b)

  Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation

26-(h)(4)(d)	Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation

26-(h)(4)(e)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation

26-(h)(4)(g)	Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation

26-(h)(4)(i)

  Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

26-(h)(4)(k)

  Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation

26-(h)(4)(l)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation

26-(h)(4)(o)	Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation.

26-(h)(6)(a)	Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc.

26-(h)(7)(e)	Shareholder Servicing Agreement (Service Class Shares) dated December 6, 2002 by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc.

26-(h)(9)(a)	Participation Agreement dated as of May 1, 2001 by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc.

26-(h)(10)(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series

26-(h)(10)(b)

  Amendment dated as of October 8, 1998 to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series

26-(h)(10)(c)	Amendment dated as of January 6,1999 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series

26-(h)(10)(d)	Letter Agreement dated August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation

26-(h)(10)(e)	Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York

26-(h)(11)(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

26-(h)(14)(b)	Amendment No. 1 dated as of March 3, 1998 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp.

26-(h)(14)(c)	Amendment No. 2 dated as of March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp.

26-(k)	Opinion and Consent of Counsel

26-(n)	Consent of Independent Auditors -- Ernst & Young LLP